                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2009

ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2009

[LOGO OF USAA]
   USAA(R)

                                       [GRAPHIC OF USAA TARGET RETIREMENT FUNDS]

 ===============================================

       ANNUAL REPORT
       USAA TARGET RETIREMENT FUNDS
       DECEMBER 31, 2009

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           TARGET RETIREMENT INCOME FUND

           TARGET RETIREMENT 2020 FUND

           TARGET RETIREMENT 2030 FUND

           TARGET RETIREMENT 2040 FUND

           TARGET RETIREMENT 2050 FUND

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

>> USAA TARGET RETIREMENT FUNDS

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FUND OBJECTIVE

PROVIDE CAPITAL APPRECIATION AND CURRENT INCOME CONSISTENT WITH CURRENT
INVESTMENT ALLOCATION.

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TYPES OF INVESTMENTS

Each Target Retirement Fund attempts to achieve its objective by investing in a diversified portfolio of underlying USAA mutual funds according to an asset allocation strategy designed for investors planning to start withdrawing funds for retirement in or within a few years of the Fund's specific year (target date) included in its name.

TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            1

MARKET OUTLOOK/COMMENTARY                                                      2

INVESTMENT OVERVIEW                                                            5

FINANCIAL INFORMATION

    Distributions to Shareholders                                             13

    Report of Independent Registered Public Accounting Firm                   14

    Portfolios of Investments                                                 15

    Notes to Portfolio of Investments                                         20

    Financial Statements                                                      21

    Notes to Financial Statements                                             25

EXPENSE EXAMPLE                                                               37

TRUSTEES' AND OFFICERS' INFORMATION                                           39

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE
RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY
USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS
ABOUT THE FUND.

(C)2010, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

"LOOKING BACK AT THE MARKET DECLINE,
MANY INVESTORS WERE NOT APPROPRIATELY              [PHOTO OF DANIEL S. McNAMARA]
POSITIONED RELATIVE TO THEIR RISK TOLERANCE."

JANUARY 2010
--------------------------------------------------------------------------------

Equities had a remarkable run during 2009. Between March 9, 2009, when the market reached a bottom and the end of the year, stock prices steadily climbed.
Although the rally did not completely erase the declines of 2008, the market has established a beachhead and is moving in the right direction. Likewise, the worst of the Great Recession appears to be over. After three quarters of negative growth, the gross domestic product (GDP) -- the broadest measure of
U.S. economic activity -- rose by 2.2% in the third quarter of 2009. Other important measures of economic activity have also trended higher, including industrial production, retail sales, and residential real estate sales.

Will the recovery be swift? Or will there be a "double dip?" I say "no" to both questions. Significant assets -- including vast amounts of U.S. government stimulus -- have been thrown into the breach. As a result, I don't expect the economy to fall back into a recession. But I don't expect a quick recovery either. Instead, I anticipate a slow and steady slog with lower economic growth than the United States has enjoyed in recent decades. Access to credit is likely to remain tight until the securitization markets heal and banks relax lending standards. Most consumers and businesses will continue rebuilding their balance sheets by increasing their savings rate and reducing their spending and borrowing. While the outlook for job growth has improved, unemployment is likely to persist at an uncomfortably high level for most of 2010.

I also think the equity market is expecting a strong cyclical recovery. Although many stocks seemed to trade at appropriate levels at the end of 2009, we see support for some growth in prices over the near term. Meanwhile, consensus forecasts (which are based on individual company estimates) call for corporate earnings growth of 30% or more during 2010. Meeting these expectations will require significant top-line revenue growth, not just more cost cutting. USAA's expectations are more in line with top-down earnings forecasts in the 8% to 15%
range.

Of course, no one really knows what will happen. That's why it is important to revisit your investment plan. A new year is an opportune time to stop and take stock. Looking back at the market decline, many investors were not appropriately positioned relative to their risk tolerance. With this in mind, I have undertaken a review of my own investment portfolio. The process gives me the opportunity to reflect on my goals, re-evaluate my risk tolerance, consider changes in my investment strategy, and reposition my portfolio accordingly. I urge you to do the same. Our trained service representatives are standing ready to assist you -- free of charge.

At USAA Investment Management Company, we appreciate the trust you have placed in us. We will continue to offer what we consider an excellent value -- some of the industry's top investment talent, first-class service, and no-load mutual funds. Thank you for the opportunity to help you with your investment needs.

Sincerely,

/s/ Daniel S. McNamara

Daniel S. McNamara
President
USAA Investment Management Company

Mutual fund operating expenses apply and continue throughout the life of the fund.

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                                                        PRESIDENT'S MESSAGE |  1

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MARKET OUTLOOK/COMMENTARY

--------------------------------------------------------------------------------
[PHOTO OF JOHN P. TOOHEY]                              [PHOTO OF WASIF A. LATIF]

   JOHN P. TOOHEY, CFA*                                   WASIF A. LATIF
   USAA Investment                                        USAA Investment
   Management Company                                     Management Company
--------------------------------------------------------------------------------

o HOW DID THE USAA TARGET RETIREMENT FUNDS (THE FUNDS) PERFORM?

For the year ended December 31, 2009, the total returns for each of the Funds are shown below, along with the return of the relevant Lipper Mixed-Asset Target
Allocation Funds Index:

                                                 USAA FUND          LIPPER INDEX
     USAA Target Retirement Income Fund            25.04%               20.04%
     USAA Target Retirement 2020 Fund              28.12%               27.70%
     USAA Target Retirement 2030 Fund              31.68%               30.89%
     USAA Target Retirement 2040 Fund              32.71%               32.00%
     USAA Target Retirement 2050 Fund              31.84%               33.39%

For further comparison, the S&P 500(R) Index had a total return during the period of 26.46%, while the total return of the Barclays Capital U.S. Aggregate
Bond Index was 5.93% for the same period.

o PLEASE DESCRIBE THE MARKET ENVIRONMENT DURING THE REPORTING YEAR.

From the market low in March 2009, we witnessed the strongest bull market since the Great Depression. The U.S. stock market bottomed in the second week of March as massive government stimulus programs began to gain traction. Economic data slowly but steadily stabilized over the remainder of the year and the markets began pricing in an economic recovery. The stock market rally was initially concentrated in the lowest-quality stocks, but broadened as the year progressed, with strong returns across global equity markets being led by the emerging markets. In the credit markets, the spreads between yields on U.S. Treasury securities and bonds with credit risk narrowed dramatically, from historically wide levels in March 2009 to historical norms at the end of the year.

o ARE YOU SATISFIED WITH THE FUNDS' PERFORMANCE DURING THE REPORTING YEAR?

Yes. In their first full calendar year of operation, all of the Funds fully participated in the strong market gains of 2009, and all but the 2050 Fund outperformed their relevant Lipper Indexes. More importantly, the Funds for investors who are closest to or in retirement--specifically those in Retirement
Income, 2020, and 2030--had smoother performance than their peers, not suffering as much in the dramatic selloff into March 2009, yet still outperforming for the full year.

This performance during a difficult year validates the design and philosophy of the Funds. We believe that many investor portfolios had for too long been built on the assumption that the 1980s and 1990s were normal, that given enough time investors could expect double-digit returns from stocks and steady, consistent returns from most kinds of bonds. The past decade has shown that these assumptions did not account for investors that were nearing or in retirement incurring losses they probably cannot recover given their shorter investment time horizons.

Refer to pages 5--9 for benchmark definitions.

Past performance is no guarantee of future results.

*Effective July 17, 2009, Ron Sweet no longer is a co-manager of the Fund.

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2  | USAA TARGET RETIREMENT FUNDS

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With this in mind, we introduced our nearer-maturity Target Retirement Funds in late 2008. At the same time, we have an active approach to asset allocation, so we'll increase the stock allocation, where appropriate, if we see an opportunity for attractive risk-adjusted returns, and reduce the stock allocation when we see higher risk of loss.

In 2009, our lower base stock allocations helped us in the early-year downturn.
We increased our stock weightings ahead of March 9, 2009, and then gradually lowered stock exposure as the year progressed, ending the year slightly underweight in stocks relative to bonds. It was a year when the Funds'
philosophy, asset allocation decisions, and individual manager performance--particularly on the fixed income side--worked well together.

o WHAT IS USAA'S OUTLOOK FOR THE ECONOMY?

The broadest measure of U.S. economic activity, the Gross Domestic Product
(GDP), has been the most significant sign that the worst of the Great Recession may be behind us. Following four quarters of negative growth, GDP rose by 2.2%
in the third quarter. Other important measures of economic activity are generally trending higher, including industrial production, retail sales, and residential real estate sales.

We think the recovery may be muted, with economic growth likely lower than the
United States has enjoyed in recent decades. Access to credit will remain tight as securitization markets have yet to fully heal from the credit crisis and banks' lending standards are likely to remain stringent. Consumers and businesses will continue to focus on rebuilding their balance sheets, increasing savings relative to borrowing and spending. While the decline in job growth has stabilized, unemployment is likely to persist at an uncomfortably high level for most of 2010.

Based on lack of access to credit and debt burden, we believe that the U.S.
consumer may not be able to lead a robust economic recovery. However, the growth of overseas markets for American products, along with even a small increase in
U.S. business spending and inventory restocking, should keep the economy growing, albeit at a slow pace.

The picture abroad looks much different in our opinion. We believe emerging market economies have superior growth prospects while most international developed markets face issues similar to the U.S. market.

o HOW ARE THESE ECONOMIC VIEWS REFLECTED IN THE FUNDS' ALLOCATIONS?

At current valuation levels, the S&P 500 Index is anticipating a strong cyclical recovery in the economy. Consensus forecasts based on individual company (bottom
up) estimates are calling for 30%-plus corporate earnings growth in 2010.
Meeting these expectations will require significant revenue growth, not just more cost cutting. Our expectations are closer to more modest top-down earnings forecasts in the 8% to 15% range. Given our current valuation targets, our bias will be to further reduce stock market exposure if prospects for meeting the aggressive revenue and earnings expectations diminish.

Within the United States, we favor large-cap stocks over small-cap stocks because large-cap stocks are more exposed to growth in the global economy. As of the date of this writing, we continue to have an overweight exposure to emerging market stocks, which proved highly beneficial in 2009, and remain slightly underweight in international developed markets.

At period end, we continue to invest in the USAA Precious Metals and Minerals
Fund as a hedge against the potential for rising inflation and further dollar weakness.

In the bond market, our overweight position is concentrated in our mutual funds that hold investment-grade corporate bonds. After having benefited from being overweight in the USAA High-Yield Opportunities Bond Fund, we took profits late in the year and reduced exposure to this fund. We believe that U.S.
government-backed securities without inflation protection are overvalued, offering low yields and high sensitivity to the risk of higher inflation and higher interest rates. Given the strong capital appreciation our fixed-income portfolios enjoyed in 2009, investors should expect income to be the primary driver of total return going forward.

The USAA Precious Metals and Minerals Fund is subject to additional risks, such as currency fluctuation, market liquidity, political instability and increased price volatility. It may be more volatile than a fund that diversifies across many industries.

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                                                  MARKET OUTLOOK/COMMENTARY |  3

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o ARE YOUR VIEWS AND ALLOCATIONS APPLIED TO THE SAME EXTENT ACROSS ALL FIVE
  TARGET RETIREMENT FUNDS?

No. Investors who will not begin to draw on assets until 2040 or 2050 have more time on their side to overcome periods of extreme volatility and allow the long-term performance advantage of stocks to work for them. Therefore, our tactical allocation adjustments will be less significant (but not insignificant)
in those funds. Our goal is that they potentially will benefit to a larger degree from solid strategic base allocations and our manager selection capabilities.

We thank you for your investment in one of our Target Retirement Funds. We are very pleased that you have selected a diversified portfolio that draws upon all of USAA's investment expertise.

The risks of the Target Retirement Funds reflect the risks of the underlying funds in which the Funds invest. The target date is the approximate date when investors plan to start withdrawing their money for retirement purposes. In general, the Target Retirement Funds' investment program assumes funds will start being withdrawn for retirement purposes at age 65. The principal value of the Target Retirement Funds is not guaranteed at any time, including at the target date. The Funds' objectives do not change over time.

As interest rates rise, existing bond prices fall.

Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market liquidity, political instability and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies.

Diversification and asset allocation does not guarantee a profit or prevent a loss.

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4  | USAA TARGET RETIREMENT FUNDS

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INVESTMENT OVERVIEW

  USAA TARGET RETIREMENT INCOME FUND (URINX)
--------------------------------------------------------------------------------
                                        12/31/09                12/31/08
  ----------------------------------------------------------------------------
  Net Assets                         $90.8 Million            $22.7 Million
  Net Asset Value Per Share              $10.17                   $8.44

  ----------------------------------------------------------------------------
               AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/09
  ----------------------------------------------------------------------------
    1 Year           25.04%          Since Inception 7/31/08           5.23%

  ----------------------------------------------------------------------------
                              EXPENSE RATIO
  ----------------------------------------------------------------------------
    Before Reimbursement     1.57%   After Reimbursement               0.00%
    (Including acquired fund fees    (Excluding acquired fund fees and
    and expenses of 0.51%)            expenses)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING
EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND INCLUDING ANY
ACQUIRED FUND FEES AND EXPENSES (AFFE), AND IS CALCULATED AS A PERCENTAGE OF
AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL
ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND
EXCLUDING ANY AFFE, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY
(IMCO). BEFORE AND AFTER REIMBURSEMENT AND AFFE EXPENSE RATIOS ARE REPORTED IN
THE FUND'S PROSPECTUS DATED MAY 1, 2009. IMCO HAS VOLUNTARILY AGREED TO WAIVE
ALL FEES AND TO REIMBURSE ALL OPERATING EXPENSES OF THE FUND UNTIL DECEMBER 31,
2010, EXCLUDING ANY AFFE AND BEFORE ANY EXPENSES PAID INDIRECTLY. IMCO CAN
MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THE BEFORE REIMBURSEMENT
EXPENSE RATIO DIFFERS FROM THE FUND'S ACTUAL EXPENSE RATIO FOR THE YEAR ENDED
DECEMBER 31, 2009, BEFORE REIMBURSEMENT, WHICH WAS 0.32% AS DISCLOSED IN THE
FINANCIAL HIGHLIGHTS, BEFORE ANY AFFE AND EXPENSES PAID INDIRECTLY.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------
                      o CUMULATIVE PERFORMANCE COMPARISON o
--------------------------------------------------------------------------------

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    BARCLAYS CAPITAL              USAA TARGET
               U.S. AGGREGATE BOND INDEX     RETIREMENT INCOME FUND     S&P 500 INDEX

 7/31/2008            $10,000.00                   $10,000.00            $10,000.00
 8/31/2008             10,094.91                    10,000.00             10,144.65
 9/30/2008              9,959.32                     9,580.62              9,240.68
10/31/2008              9,724.23                     8,617.54              7,688.73
11/30/2008             10,040.76                     8,416.90              7,137.03
12/31/2008             10,415.37                     8,598.81              7,212.97
 1/31/2009             10,323.47                     8,303.36              6,605.01
 2/28/2009             10,284.50                     7,997.71              5,901.73
 3/31/2009             10,427.47                     8,347.98              6,418.69
 4/30/2009             10,477.33                     8,768.46              7,033.02
 5/31/2009             10,553.32                     9,301.74              7,426.40
 6/30/2009             10,613.35                     9,397.12              7,441.13
 7/31/2009             10,784.54                     9,852.49              8,003.96
 8/31/2009             10,896.20                    10,090.52              8,292.93
 9/30/2009             11,010.66                    10,395.82              8,602.38
10/31/2009             11,065.03                    10,427.13              8,442.58
11/30/2009             11,208.28                    10,677.64              8,948.99
12/31/2009             11,033.08                    10,752.00              9,121.85

                                     [END CHART]

                   Data since Fund inception 7/31/08 to 12/31/09.

The graph illustrates the comparison of a $10,000 hypothetical investment in the
USAA Target Retirement Income Fund to the following benchmarks:

o The unmanaged Barclays Capital U.S. Aggregate Bond Index covers the U.S.
  investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. It is not possible to invest directly in an index.

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                                                        INVESTMENT OVERVIEW |  5

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  USAA TARGET RETIREMENT 2020 FUND (URTNX)
--------------------------------------------------------------------------------
                                           12/31/09              12/31/08
  ----------------------------------------------------------------------------
  Net Assets                            $179.7 Million        $39.7 Million
  Net Asset Value Per Share                 $10.38                $8.35

  ----------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/09
  ----------------------------------------------------------------------------
    1 Year           28.12%          Since Inception 7/31/08           6.23%

  ----------------------------------------------------------------------------
                                  EXPENSE RATIO
  ----------------------------------------------------------------------------
    Before Reimbursement     1.30%   After Reimbursement               0.00%
    (Including acquired fund fees    (Excluding acquired fund fees and
    and expenses of 0.57%)           expenses)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING
EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND INCLUDING ANY
ACQUIRED FUND FEES AND EXPENSES (AFFE), AND IS CALCULATED AS A PERCENTAGE OF
AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL
ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND
EXCLUDING ANY AFFE, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY
(IMCO). BEFORE AND AFTER REIMBURSEMENT AND AFFE EXPENSE RATIOS ARE REPORTED IN
THE FUND'S PROSPECTUS DATED MAY 1, 2009. IMCO HAS VOLUNTARILY AGREED TO WAIVE
ALL FEES AND TO REIMBURSE ALL OPERATING EXPENSES OF THE FUND UNTIL DECEMBER 31,
2010, EXCLUDING ANY AFFE AND BEFORE ANY EXPENSES PAID INDIRECTLY. IMCO CAN
MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THE BEFORE REIMBURSEMENT
EXPENSE RATIO DIFFERS FROM THE FUND'S ACTUAL EXPENSE RATIO FOR THE YEAR ENDED
DECEMBER 31, 2009, WHICH WAS 0.18% AS DISCLOSED IN THE FINANCIAL HIGHLIGHTS,
BEFORE ANY AFFE AND EXPENSES PAID INDIRECTLY.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------
                      o CUMULATIVE PERFORMANCE COMPARISON o
--------------------------------------------------------------------------------

                    [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    BARCLAYS CAPITAL              USAA TARGET
               U.S. AGGREGATE BOND INDEX     RETIREMENT 2020 FUND     S&P 500 INDEX

 7/31/2008            $10,000.00                  $10,000.00           $10,000.00
 8/31/2008             10,094.91                   10,000.00            10,144.65
 9/30/2008              9,959.32                    9,490.00             9,240.68
10/31/2008              9,724.23                    8,360.00             7,688.73
11/30/2008             10,040.76                    8,210.00             7,137.03
12/31/2008             10,415.37                    8,505.09             7,212.97
 1/31/2009             10,323.47                    8,077.29             6,605.01
 2/28/2009             10,284.50                    7,618.93             5,901.73
 3/31/2009             10,427.47                    8,067.10             6,418.69
 4/30/2009             10,477.33                    8,637.50             7,033.02
 5/31/2009             10,553.32                    9,228.27             7,426.40
 6/30/2009             10,613.35                    9,309.76             7,441.13
 7/31/2009             10,784.54                    9,849.60             8,003.96
 8/31/2009             10,896.20                   10,094.06             8,292.93
 9/30/2009             11,010.66                   10,470.93             8,602.38
10/31/2009             11,065.03                   10,470.93             8,442.58
11/30/2009             11,208.28                   10,776.50             8,948.99
12/31/2009             11,033.08                   10,896.68             9,121.85

                                    [END CHART]

                   Data since Fund inception 7/31/08 to 12/31/09.

The graph illustrates the comparison of a $10,000 hypothetical investment in the
USAA Target Retirement 2020 Fund to the following benchmarks:

o The unmanaged Barclays Capital U.S. Aggregate Bond Index covers the U.S.
  investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. It is not possible to invest directly in an index.

================================================================================

6  | USAA TARGET RETIREMENT FUNDS

================================================================================

  USAA TARGET RETIREMENT 2030 FUND (URTRX)
--------------------------------------------------------------------------------
                                           12/31/09              12/31/08
  ----------------------------------------------------------------------------
  Net Assets                            $256.2 Million         $50.5 Million
  Net Asset Value Per Share                 $10.10                 $7.85

  ----------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/09
  ----------------------------------------------------------------------------
    1 Year             31.68%        Since Inception 7/31/08           3.68%

  ----------------------------------------------------------------------------
                                  EXPENSE RATIO
  ----------------------------------------------------------------------------
    Before Reimbursement     1.23%   After Reimbursement               0.00%
    (Including acquired fund fees    (Excluding acquired fund fees and
    and expenses of 0.62%)           expenses)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING
EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND INCLUDING ANY
ACQUIRED FUND FEES AND EXPENSES (AFFE), AND IS CALCULATED AS A PERCENTAGE OF
AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL
ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND
EXCLUDING ANY AFFE, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY
(IMCO). BEFORE AND AFTER REIMBURSEMENT AND AFFE EXPENSE RATIOS ARE REPORTED IN
THE FUND'S PROSPECTUS DATED MAY 1, 2009. IMCO HAS VOLUNTARILY AGREED TO WAIVE
ALL FEES AND TO REIMBURSE ALL OPERATING EXPENSES OF THE FUND UNTIL DECEMBER 31,
2010, EXCLUDING ANY AFFE AND BEFORE ANY EXPENSES PAID INDIRECTLY. IMCO CAN
MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THE BEFORE REIMBURSEMENT
EXPENSE RATIO DIFFERS FROM THE FUND'S ACTUAL EXPENSE RATIO FOR THE YEAR ENDED
DECEMBER 31, 2009, BEFORE REIMBURSEMENT, WHICH WAS 0.14% AS DISCLOSED IN THE
FINANCIAL HIGHLIGHTS, BEFORE ANY AFFE AND EXPENSES PAID INDIRECTLY.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------
                      o CUMULATIVE PERFORMANCE COMPARISON o
--------------------------------------------------------------------------------

                    [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    BARCLAYS CAPITAL              USAA TARGET
               U.S. AGGREGATE BOND INDEX     RETIREMENT 2030 FUND     S&P 500 INDEX

 7/31/2008            $10,000.00                  $10,000.00           $10,000.00
 8/31/2008             10,094.91                    9,990.00            10,144.65
 9/30/2008              9,959.32                    9,250.00             9,240.68
10/31/2008              9,724.23                    7,970.00             7,688.73
11/30/2008             10,040.76                    7,690.00             7,137.03
12/31/2008             10,415.37                    7,993.85             7,212.97
 1/31/2009             10,323.47                    7,555.97             6,605.01
 2/28/2009             10,284.50                    7,097.72             5,901.73
 3/31/2009             10,427.47                    7,525.42             6,418.69
 4/30/2009             10,477.33                    8,105.86             7,033.02
 5/31/2009             10,553.32                    8,696.49             7,426.40
 6/30/2009             10,613.35                    8,757.59             7,441.13
 7/31/2009             10,784.54                    9,348.22             8,003.96
 8/31/2009             10,896.20                    9,612.98             8,292.93
 9/30/2009             11,010.66                   10,030.50             8,602.38
10/31/2009             11,065.03                    9,969.40             8,442.58
11/30/2009             11,208.28                   10,335.99             8,948.99
12/31/2009             11,033.08                   10,526.60             9,121.85

                                    [END CHART]

                   Data since Fund inception 7/31/08 to 12/31/09.

The graph illustrates the comparison of a $10,000 hypothetical investment in the
USAA Target Retirement 2030 Fund to the following benchmarks:

o The unmanaged Barclays Capital U.S. Aggregate Bond Index covers the U.S.
  investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. It is not possible to invest directly in an index.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

  USAA TARGET RETIREMENT 2040 FUND (URFRX)
--------------------------------------------------------------------------------
                                           12/31/09              12/31/08
  ----------------------------------------------------------------------------
  Net Assets                            $234.2 Million         $43.7 Million
  Net Asset Value Per Share                  $9.60                 $7.37

  ----------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/09
  ----------------------------------------------------------------------------
    1 Year              32.71%        Since Inception 7/31/08         -0.38%

  ----------------------------------------------------------------------------
                                  EXPENSE RATIO
  ----------------------------------------------------------------------------
    Before Reimbursement     1.40%   After Reimbursement               0.00%
    (Including acquired fund fees    (Excluding acquired fund fees and
    and expenses of 0.70%)           expenses)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING
EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND INCLUDING ANY
ACQUIRED FUND FEES AND EXPENSES (AFFE), AND IS CALCULATED AS A PERCENTAGE OF
AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL
ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND
EXCLUDING ANY AFFE, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY
(IMCO). BEFORE AND AFTER REIMBURSEMENT AND AFFE EXPENSE RATIOS ARE REPORTED IN
THE FUND'S PROSPECTUS DATED MAY 1, 2009. IMCO HAS VOLUNTARILY AGREED TO WAIVE
ALL FEES, AND TO REIMBURSE ALL OPERATING EXPENSES OF THE FUND UNTIL DECEMBER 31,
2010, EXCLUDING ANY AFFE AND BEFORE ANY EXPENSES PAID INDIRECTLY. IMCO CAN
MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THE BEFORE REIMBURSEMENT
EXPENSE RATIO DIFFERS FROM THE FUND'S ACTUAL EXPENSE RATIO FOR THE YEAR ENDED
DECEMBER 31, 2009, BEFORE REIMBURSEMENT, WHICH WAS 0.15% AS DISCLOSED IN THE
FINANCIAL HIGHLIGHTS, BEFORE ANY AFFE AND EXPENSES PAID INDIRECTLY.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------
                      o CUMULATIVE PERFORMANCE COMPARISON o
--------------------------------------------------------------------------------

                    [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    BARCLAYS CAPITAL              USAA TARGET
               U.S. AGGREGATE BOND INDEX     RETIREMENT 2040 FUND     S&P 500 INDEX

 7/31/2008            $10,000.00                  $10,000.00           $10,000.00
 8/31/2008             10,094.91                    9,990.00            10,144.65
 9/30/2008              9,959.32                    9,110.00             9,240.68
10/31/2008              9,724.23                    7,610.00             7,688.73
11/30/2008             10,040.76                    7,160.00             7,137.03
12/31/2008             10,415.37                    7,494.90             7,212.97
 1/31/2009             10,323.47                    7,016.93             6,605.01
 2/28/2009             10,284.50                    6,508.46             5,901.73
 3/31/2009             10,427.47                    6,966.09             6,418.69
 4/30/2009             10,477.33                    7,545.75             7,033.02
 5/31/2009             10,553.32                    8,115.24             7,426.40
 6/30/2009             10,613.35                    8,115.24             7,441.13
 7/31/2009             10,784.54                    8,755.91             8,003.96
 8/31/2009             10,896.20                    8,999.98             8,292.93
 9/30/2009             11,010.66                    9,437.27             8,602.38
10/31/2009             11,065.03                    9,294.89             8,442.58
11/30/2009             11,208.28                    9,722.01             8,948.99
12/31/2009             11,033.08                    9,946.22             9,121.85

                                    [END CHART]

                   Data since Fund inception 7/31/08 to 12/31/09.

The graph illustrates the comparison of a $10,000 hypothetical investment in the
USAA Target Retirement 2040 Fund to the following benchmarks:

o The unmanaged Barclays Capital U.S. Aggregate Bond Index covers the U.S.
  investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. It is not possible to invest directly in an index.

================================================================================

8  | USAA TARGET RETIREMENT FUNDS

================================================================================

  USAA TARGET RETIREMENT 2050 FUND (URFFX)
--------------------------------------------------------------------------------
                                           12/31/09              12/31/08
  ----------------------------------------------------------------------------
  Net Assets                            $88.5 Million          $16.1 Million
  Net Asset Value Per Share                  $9.21                 $7.07

  ----------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/09
  ----------------------------------------------------------------------------
    1 Year             31.84%        Since Inception 7/31/08          -3.78%

  ----------------------------------------------------------------------------
                                  EXPENSE RATIO
  ----------------------------------------------------------------------------
    Before Reimbursement     2.34%   After Reimbursement               0.00%
    (Including acquired fund fees    (Excluding acquired fund fees and
    and expenses of 0.79%)           expenses)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING
EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND INCLUDING ANY
ACQUIRED FUND FEES AND EXPENSES (AFFE), AND IS CALCULATED AS A PERCENTAGE OF
AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL
ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND
EXCLUDING ANY AFFE, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY
(IMCO). BEFORE AND AFTER REIMBURSEMENT AND AFFE EXPENSE RATIOS ARE REPORTED IN
THE FUND'S PROSPECTUS DATED MAY 1, 2009. IMCO HAS VOLUNTARILY AGREED TO WAIVE
ALL FEES AND TO REIMBURSE ALL OPERATING EXPENSES OF THE FUND UNTIL DECEMBER 31,
2010, EXCLUDING ANY AFFE AND BEFORE ANY EXPENSES PAID INDIRECTLY. IMCO CAN
MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THE BEFORE REIMBURSEMENT
EXPENSE RATIO DIFFERS FROM THE FUND'S ACTUAL EXPENSE RATIO FOR THE YEAR ENDED
DECEMBER 31, 2009, BEFORE REIMBURSEMENT, WHICH WAS 0.33% AS DISCLOSED IN THE
FINANCIAL HIGHLIGHTS, BEFORE ANY AFFE AND EXPENSES PAID INDIRECTLY.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------
                      o CUMULATIVE PERFORMANCE COMPARISON o
--------------------------------------------------------------------------------

                    [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    BARCLAYS CAPITAL              USAA TARGET
               U.S. AGGREGATE BOND INDEX     RETIREMENT 2050 FUND     S&P 500 INDEX

 7/31/2008            $10,000.00                  $10,000.00           $10,000.00
 8/31/2008             10,094.91                    9,960.00            10,144.65
 9/30/2008              9,959.32                    8,970.00             9,240.68
10/31/2008              9,724.23                    7,330.00             7,688.73
11/30/2008             10,040.76                    6,810.00             7,137.03
12/31/2008             10,415.37                    7,180.05             7,212.97
 1/31/2009             10,323.47                    6,611.33             6,605.01
 2/28/2009             10,284.50                    6,042.61             5,901.73
 3/31/2009             10,427.47                    6,550.40             6,418.69
 4/30/2009             10,477.33                    7,129.27             7,033.02
 5/31/2009             10,553.32                    7,677.67             7,426.40
 6/30/2009             10,613.35                    7,616.74             7,441.13
 7/31/2009             10,784.54                    8,276.86             8,003.96
 8/31/2009             10,896.20                    8,510.44             8,292.93
 9/30/2009             11,010.66                    8,936.98             8,602.38
10/31/2009             11,065.03                    8,733.86             8,442.58
11/30/2009             11,208.28                    9,211.18             8,948.99
12/31/2009             11,033.08                    9,466.36             9,121.85

                                    [END CHART]

                   Data since Fund inception 7/31/08 to 12/31/09.

The graph illustrates the comparison of a $10,000 hypothetical investment in the
USAA Target Retirement 2050 Fund to the following benchmarks:

o The unmanaged Barclays Capital U.S. Aggregate Bond Index covers the U.S.
  investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. It is not possible to invest directly in an index.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                         o TARGET RETIREMENT INCOME FUND

                         ASSET ALLOCATION -- 12/31/2009

     ---------------------------------------------------------------------

                         [PIE CHART OF ASSET ALLOCATION]

     FIXED INCOME                                                    70.4%
     EQUITY                                                          27.0%
     CASH                                                             2.6%
                                   [END CHART]

                          TARGET RETIREMENT INCOME FUND
                                 AS OF 12/31/09

INVESTMENT                                                      ALLOCATION
--------------------------------------------------------------------------
USAA Fund:
Aggressive Growth                                                     2.1%
Emerging Markets                                                      3.3%
Growth                                                                3.5%
Income Stock                                                          3.0%
International                                                         6.4%
Precious Metals and Minerals                                          0.9%
S&P 500 Index                                                         1.9%
Small Cap Stock                                                       3.2%
Value                                                                 2.7%
   Total Equity                                                      27.0%
Income                                                               22.2%
Intermediate-Term Bond                                               26.6%
Short-Term Bond                                                      21.6%
   Total Fixed-Income                                                70.4%

Cash:
Money Market Instruments                                              2.6%

                          o TARGET RETIREMENT 2020 FUND

                         ASSET ALLOCATION -- 12/31/2009

     ---------------------------------------------------------------------

                         [PIE CHART OF ASSET ALLOCATION]

     FIXED INCOME                                                    60.5%
     EQUITY                                                          36.9%
     CASH                                                             2.1%
                                   [END CHART]

                           TARGET RETIREMENT 2020 FUND
                                 AS OF 12/31/09

INVESTMENT                                                      ALLOCATION
--------------------------------------------------------------------------
USAA Fund:
Aggressive Growth                                                     2.7%
Emerging Markets                                                      4.4%
Growth                                                                4.4%
Income Stock                                                          3.8%
International                                                         8.6%
Precious Metals and Minerals                                          1.6%
S&P 500 Index                                                         3.9%
Small Cap Stock                                                       4.2%
Value                                                                 3.3%
   Total Equity                                                      36.9%
High-Yield Opportunities                                             10.1%
Income                                                               18.2%
Intermediate-Term Bond                                               16.2%
Short-Term Bond                                                      16.0%
   Total Fixed-Income                                                60.5%

Cash:
Money Market Instruments                                              2.1%

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

10  | USAA TARGET RETIREMENT FUNDS

================================================================================

                          o TARGET RETIREMENT 2030 FUND

                         ASSET ALLOCATION -- 12/31/2009

     ---------------------------------------------------------------------

                         [PIE CHART OF ASSET ALLOCATION]

     EQUITY                                                          56.8%
     FIXED INCOME                                                    40.8%
     CASH                                                             2.5%
                                   [END CHART]

                           TARGET RETIREMENT 2030 FUND
                                 AS OF 12/31/09

INVESTMENT                                                      ALLOCATION
--------------------------------------------------------------------------
USAA Fund:
Aggressive Growth                                                     3.9%
Emerging Markets                                                      6.6%
Growth                                                                7.1%
Income Stock                                                          5.5%
International                                                        12.8%
Precious Metals and Minerals                                          1.9%
S&P 500 Index                                                         7.1%
Small Cap Stock                                                       6.4%
Value                                                                 5.5%
   Total Equity                                                      56.8%
High-Yield Opportunities                                             10.1%
Income                                                               17.9%
Intermediate-Term Bond                                               12.8%
   Total Fixed-Income                                                40.8%

Cash:
Money Market Instruments                                              2.5%

                          o TARGET RETIREMENT 2040 FUND

                         ASSET ALLOCATION -- 12/31/2009

     ---------------------------------------------------------------------

                         [PIE CHART OF ASSET ALLOCATION]

     EQUITY                                                          76.6%
     FIXED INCOME                                                    20.9%
     CASH                                                             2.4%
                                   [END CHART]

                           TARGET RETIREMENT 2040 FUND
                                 AS OF 12/31/09

INVESTMENT                                                      ALLOCATION
--------------------------------------------------------------------------
USAA Fund:
Aggressive Growth                                                     4.7%
Emerging Markets                                                      8.5%
Growth                                                               11.5%
Income Stock                                                          8.5%
International                                                        17.4%
Precious Metals and Minerals                                          2.5%
S&P 500 Index                                                         7.5%
Small Cap Stock                                                       8.6%
Value                                                                 7.4%
   Total Equity                                                      76.6%
High-Yield Opportunities                                             10.1%
Income                                                               10.8%
   Total Fixed-Income                                                20.9%

Cash:
Money Market Instruments                                              2.4%

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                          o TARGET RETIREMENT 2050 FUND

                         ASSET ALLOCATION -- 12/31/2009

     ---------------------------------------------------------------------

                         [PIE CHART OF ASSET ALLOCATION]

     EQUITY                                                          97.7%
     CASH                                                             2.2%
                                   [END CHART]

                           TARGET RETIREMENT 2050 FUND
                                 AS OF 12/31/09

INVESTMENT                                                      ALLOCATION
--------------------------------------------------------------------------
USAA Fund:
Aggressive Growth                                                     6.2%
Emerging Markets                                                     10.8%
Growth                                                               15.9%
Income Stock                                                         11.9%
International                                                        21.3%
Precious Metals and Minerals                                          3.1%
S&P 500 Index                                                         7.7%
Small Cap Stock                                                      10.5%
Value                                                                10.3%
   Total Equity                                                      97.7%

Cash:
Money Market Instruments                                              2.2%

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

12  | USAA TARGET RETIREMENT FUNDS

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Funds' fiscal year ended
December 31, 2009, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2010.

For the fiscal year ended December 31, 2009, the percent of ordinary income distributions that qualify for the dividends-received deductions eligible to corporations is 6.74%, 10.80%, 17.01%, 26.51%, and 52.12% for the Target
Retirement Income Fund, Target Retirement 2020 Fund, Target Retirement 2030
Fund, Target Retirement 2040 Fund, and Target Retirement 2050 Fund,
respectively.

For the fiscal year ended December 31, 2009, the Funds hereby designate 100%, or the maximum amount allowable, of their net taxable income as dividends taxed at individual net capital gains rates.

For the fiscal year ended December 31, 2009, certain dividends paid by the Funds qualify as interest-related dividends. The Funds designate $5,000, $8,000,
$12,000, $11,000, and $4,000, as qualifying interest income for the Target
Retirement Income Fund, Target Retirement 2020 Fund, Target Retirement 2030
Fund, Target Retirement 2040 Fund, and Target Retirement 2050 Fund,
respectively.

For the fiscal year ended December 31, 2009, pursuant to Section 852 of the
Internal Revenue Code, as amended, the designation of long-term capital gains is
$110,000, $90,000, $97,000, $414,000, and $191,000 for the Target Retirement
Income Fund, Target Retirement 2020 Fund, Target Retirement 2030 Fund, Target
Retirement 2040 Fund, and Target Retirement 2050 Fund, respectively.

================================================================================

                                             DISTRIBUTIONS TO SHAREHOLDERS |  13

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA TARGET RETIREMENT INCOME FUND,
USAA TARGET RETIREMENT 2020 FUND, USAA TARGET RETIREMENT 2030 FUND, USAA TARGET
RETIREMENT 2040 FUND, AND USAA TARGET RETIREMENT 2050 FUND:

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of the USAA Target Retirement Income Fund, the
USAA Target Retirement 2020 Fund, the USAA Target Retirement 2030 Fund, the USAA
Target Retirement 2040 Fund, and the USAA Target Retirement 2050 Fund (Funds of
USAA Mutual Funds Trust) (the "Funds") as of December 31, 2009, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two periods in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting.
Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
USAA Target Retirement Income Fund, the USAA Target Retirement 2020 Fund, the
USAA Target Retirement 2030 Fund, the USAA Target Retirement 2040 Fund, and the
USAA Target Retirement 2050 Fund at December 31, 2009, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the two periods in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

San Antonio, Texas
February 17, 2010

================================================================================

14  | USAA TARGET RETIREMENT FUNDS

================================================================================

PORTFOLIOS OF INVESTMENTS

USAA TARGET RETIREMENT INCOME FUND
December 31, 2009

---------------------------------------------------------------------------------------------------------------------
                                                                                                               MARKET
NUMBER                                                                                                          VALUE
OF SHARES    SECURITY                                                                                           (000)
---------------------------------------------------------------------------------------------------------------------

             EQUITY MUTUAL FUNDS (27.0%)
   68,942    USAA Aggressive Growth Fund                                                                      $ 1,935
  160,922    USAA Emerging Markets Fund                                                                         2,985
  253,424    USAA Growth Fund                                                                                   3,206
  250,752    USAA Income Stock Fund                                                                             2,681
  260,491    USAA International Fund                                                                            5,814
   25,128    USAA Precious Metals and Minerals Fund                                                               855
  101,228    USAA S&P 500 Index Fund                                                                            1,692
  268,951    USAA Small Cap Stock Fund*                                                                         2,899
  209,876    USAA Value Fund                                                                                    2,451
                                                                                                              -------
             Total Equity Mutual Funds (cost: $19,580)                                                         24,518
                                                                                                              -------
             FIXED-INCOME MUTUAL FUNDS (70.4%)
1,640,504    USAA Income Fund                                                                                  20,195
2,517,219    USAA Intermediate-Term Bond Fund                                                                  24,190
2,164,111    USAA Short-Term Bond Fund                                                                         19,585
                                                                                                              -------
             Total Fixed-income Mutual Funds (cost: $60,550)                                                   63,970
                                                                                                              -------
             MONEY MARKET INSTRUMENTS (2.6%)

             MONEY MARKET FUNDS (2.6%)
2,401,290    State Street Institutional Liquid Reserve Fund, 0.15%(a) (cost: $2,401)                            2,401
                                                                                                              -------

             TOTAL INVESTMENTS (COST: $82,531)                                                                $90,889
                                                                                                              =======

---------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                              VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------------------------
                                               (LEVEL 1)                (LEVEL 2)           (LEVEL 3)
                                           QUOTED PRICES        OTHER SIGNIFICANT         SIGNIFICANT
                                       IN ACTIVE MARKETS               OBSERVABLE        UNOBSERVABLE
                                    FOR IDENTICAL ASSETS                   INPUTS              INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------------

Equity Mutual Funds                              $24,518                      $--                 $--         $24,518
Fixed-Income Mutual Funds                         63,970                       --                  --          63,970
Money Market Instruments:
  Money Market Funds                               2,401                       --                  --           2,401
---------------------------------------------------------------------------------------------------------------------
Total                                            $90,889                      $--                 $--         $90,889
---------------------------------------------------------------------------------------------------------------------

================================================================================

                                                 PORTFOLIOS OF INVESTMENTS |  15

================================================================================

USAA TARGET RETIREMENT 2020 FUND
December 31, 2009

---------------------------------------------------------------------------------------------------------------------
                                                                                                               MARKET
NUMBER                                                                                                          VALUE
OF SHARES    SECURITY                                                                                           (000)
---------------------------------------------------------------------------------------------------------------------

             EQUITY MUTUAL FUNDS (36.9%)
  169,797    USAA Aggressive Growth Fund                                                                     $  4,766
  423,712    USAA Emerging Markets Fund                                                                         7,860
  625,842    USAA Growth Fund                                                                                   7,917
  631,091    USAA Income Stock Fund                                                                             6,747
  695,535    USAA International Fund                                                                           15,524
   86,554    USAA Precious Metals and Minerals Fund                                                             2,945
  420,182    USAA S&P 500 Index Fund                                                                            7,021
  700,666    USAA Small Cap Stock Fund*                                                                         7,553
  506,260    USAA Value Fund                                                                                    5,913
                                                                                                             --------
             Total Equity Mutual Funds (cost: $51,134)                                                         66,246
                                                                                                             --------
             FIXED-INCOME MUTUAL FUNDS (60.5%)
2,340,909    USAA High-Yield Opportunities Fund                                                                18,165
2,659,219    USAA Income Fund                                                                                  32,735
3,027,075    USAA Intermediate-Term Bond Fund                                                                  29,090
3,173,488    USAA Short-Term Bond Fund                                                                         28,720
                                                                                                             --------
             Total Fixed-income Mutual Funds (cost: $99,862)                                                  108,710
                                                                                                             --------
             MONEY MARKET INSTRUMENTS (2.1%)

             MONEY MARKET FUNDS (2.1%)
3,727,858    State Street Institutional Liquid Reserve Fund, 0.15%(a) (cost: $3,728)                            3,728
                                                                                                             --------

             TOTAL INVESTMENTS (COST: $154,724)                                                              $178,684
                                                                                                             ========

---------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                              VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------------------------
                                               (LEVEL 1)                (LEVEL 2)           (LEVEL 3)
                                           QUOTED PRICES        OTHER SIGNIFICANT         SIGNIFICANT
                                       IN ACTIVE MARKETS               OBSERVABLE        UNOBSERVABLE
                                    FOR IDENTICAL ASSETS                   INPUTS              INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------------

Equity Mutual Funds                             $ 66,246                      $--                 $--        $ 66,246
Fixed-Income Mutual Funds                        108,710                       --                  --         108,710
Money Market Instruments:
  Money Market Funds                               3,728                       --                  --           3,728
---------------------------------------------------------------------------------------------------------------------
Total                                           $178,684                      $--                 $--        $178,684
---------------------------------------------------------------------------------------------------------------------

================================================================================

16  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2030 FUND
December 31, 2009

---------------------------------------------------------------------------------------------------------------------
                                                                                                               MARKET
NUMBER                                                                                                          VALUE
OF SHARES    SECURITY                                                                                           (000)
---------------------------------------------------------------------------------------------------------------------

             EQUITY MUTUAL FUNDS (56.8%)
  355,524    USAA Aggressive Growth Fund                                                                     $  9,980
  904,816    USAA Emerging Markets Fund                                                                        16,784
1,435,110    USAA Growth Fund                                                                                  18,154
1,315,459    USAA Income Stock Fund                                                                            14,062
1,482,964    USAA International Fund                                                                           33,100
  145,400    USAA Precious Metals and Minerals Fund                                                             4,946
1,084,659    USAA S&P 500 Index Fund                                                                           18,125
1,522,352    USAA Small Cap Stock Fund*                                                                        16,411
1,201,102    USAA Value Fund                                                                                   14,029
                                                                                                             --------
             Total Equity Mutual Funds (cost: $117,423)                                                       145,591
                                                                                                             --------
             FIXED-INCOME MUTUAL FUNDS (40.8%)
3,336,409    USAA High-Yield Opportunities Fund                                                                25,890
3,717,196    USAA Income Fund                                                                                  45,759
3,417,802    USAA Intermediate-Term Bond Fund                                                                  32,845
                                                                                                             --------
             Total Fixed-income Mutual Funds (cost: $94,433)                                                  104,494
                                                                                                             --------
             MONEY MARKET INSTRUMENTS (2.5%)

             MONEY MARKET FUNDS (2.5%)
6,333,344    State Street Institutional Liquid Reserve Fund, 0.15%(a) (cost: $6,334)                            6,334
                                                                                                             --------

             TOTAL INVESTMENTS (COST: $218,190)                                                              $256,419
                                                                                                             ========

---------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                              VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------------------------
                                               (LEVEL 1)                (LEVEL 2)           (LEVEL 3)
                                           QUOTED PRICES        OTHER SIGNIFICANT         SIGNIFICANT
                                       IN ACTIVE MARKETS               OBSERVABLE        UNOBSERVABLE
                                    FOR IDENTICAL ASSETS                   INPUTS              INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------------

Equity Mutual Funds                             $145,591                      $--                 $--        $145,591
Fixed-Income Mutual Funds                        104,494                       --                  --         104,494
Money Market Instruments:
  Money Market Funds                               6,334                       --                  --           6,334
---------------------------------------------------------------------------------------------------------------------
Total                                           $256,419                      $--                 $--        $256,419
---------------------------------------------------------------------------------------------------------------------

================================================================================

                                                 PORTFOLIOS OF INVESTMENTS |  17

================================================================================

USAA TARGET RETIREMENT 2040 FUND
December 31, 2009

---------------------------------------------------------------------------------------------------------------------
                                                                                                               MARKET
NUMBER                                                                                                          VALUE
OF SHARES    SECURITY                                                                                           (000)
---------------------------------------------------------------------------------------------------------------------

             EQUITY MUTUAL FUNDS (76.6%)
  388,890    USAA Aggressive Growth Fund                                                                     $ 10,916
1,079,342    USAA Emerging Markets Fund                                                                        20,022
2,111,568    USAA Growth Fund                                                                                  26,711
1,862,956    USAA Income Stock Fund                                                                            19,915
1,814,869    USAA International Fund                                                                           40,508
  173,725    USAA Precious Metals and Minerals Fund                                                             5,910
1,053,674    USAA S&P 500 Index Fund                                                                           17,607
1,869,973    USAA Small Cap Stock Fund*                                                                        20,158
1,508,561    USAA Value Fund                                                                                   17,620
                                                                                                             --------
             Total Equity Mutual Funds (cost: $146,946)                                                       179,367
                                                                                                             --------
             FIXED-INCOME MUTUAL FUNDS (20.9%)
3,042,696    USAA High-Yield Opportunities Fund                                                                23,611
2,057,799    USAA Income Fund                                                                                  25,332
                                                                                                             --------
             Total Fixed-income Mutual Funds (cost: $43,868)                                                   48,943
                                                                                                             --------
             MONEY MARKET INSTRUMENTS (2.4%)

             MONEY MARKET FUNDS (2.4%)
5,738,116    State Street Institutional Liquid Reserve Fund, 0.15%(a) (cost: $5,738)                            5,738
                                                                                                             --------

             TOTAL INVESTMENTS (COST: $196,552)                                                              $234,048
                                                                                                             ========

---------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                              VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------------------------
                                               (LEVEL 1)                (LEVEL 2)           (LEVEL 3)
                                           QUOTED PRICES        OTHER SIGNIFICANT         SIGNIFICANT
                                       IN ACTIVE MARKETS               OBSERVABLE        UNOBSERVABLE
                                    FOR IDENTICAL ASSETS                   INPUTS              INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------------

Equity Mutual Funds                             $179,367                      $--                 $--        $179,367
Fixed-Income Mutual Funds                         48,943                       --                  --          48,943
Money Market Instruments:
  Money Market Funds                               5,738                       --                  --           5,738
---------------------------------------------------------------------------------------------------------------------
Total                                           $234,048                      $--                 $--        $234,048
---------------------------------------------------------------------------------------------------------------------

================================================================================

18  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2050 FUND
December 31, 2009

---------------------------------------------------------------------------------------------------------------------
                                                                                                               MARKET
NUMBER                                                                                                          VALUE
OF SHARES    SECURITY                                                                                           (000)
---------------------------------------------------------------------------------------------------------------------

             EQUITY MUTUAL FUNDS (97.7%)
  196,415    USAA Aggressive Growth Fund                                                                      $ 5,513
  513,282    USAA Emerging Markets Fund                                                                         9,521
1,113,871    USAA Growth Fund                                                                                  14,091
  977,915    USAA Income Stock Fund                                                                            10,454
  843,723    USAA International Fund                                                                           18,832
   81,282    USAA Precious Metals and Minerals Fund                                                             2,765
  406,748    USAA S&P 500 Index Fund                                                                            6,797
  863,273    USAA Small Cap Stock Fund*                                                                         9,306
  779,083    USAA Value Fund                                                                                    9,100
                                                                                                              -------
             Total Equity Mutual Funds (cost: $71,258)                                                         86,379
                                                                                                              -------
             MONEY MARKET INSTRUMENTS (2.2%)

             MONEY MARKET FUNDS (2.2%)
1,978,145    State Street Institutional Liquid Reserve Fund, 0.15%(a) (cost: $1,978)                            1,978
                                                                                                              -------

             TOTAL INVESTMENTS (COST: $73,236)                                                                $88,357
                                                                                                              =======

---------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                              VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------------------------
                                               (LEVEL 1)                (LEVEL 2)           (LEVEL 3)
                                           QUOTED PRICES        OTHER SIGNIFICANT         SIGNIFICANT
                                       IN ACTIVE MARKETS               OBSERVABLE        UNOBSERVABLE
                                    FOR IDENTICAL ASSETS                   INPUTS              INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------------

Equity Mutual Funds                              $86,379                      $--                 $--         $86,379
Money Market Instruments:
  Money Market Funds                               1,978                       --                  --           1,978
---------------------------------------------------------------------------------------------------------------------
Total                                            $88,357                      $--                 $--         $88,357
---------------------------------------------------------------------------------------------------------------------

================================================================================

                                                 PORTFOLIOS OF INVESTMENTS |  19

================================================================================

NOTES TO PORTFOLIOS OF INVESTMENTS

December 31, 2009

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal
  100%. A category percentage of 0.0% represents less than 0.1% of net assets.

  The equity and fixed-income mutual funds in which the Funds invest are managed by USAA Investment Management Company, an affiliate of the Funds. The USAA
  Target Retirement Funds invest in the Reward Shares of the USAA S&P 500 Index
  Fund and the Institutional Shares of the other USAA mutual funds.

o SPECIFIC NOTES

  (a) Rate represents the money market fund annualized seven-day yield at
      December 31, 2009.

   *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

20  | USAA TARGET RETIREMENT FUNDS

================================================================================

STATEMENTS OF ASSETS AND LIABILITIES
(IN THOUSANDS)

December 31, 2009

--------------------------------------------------------------------------------

                                                                                 USAA TARGET RETIREMENT
                                                            ---------------------------------------------------------------
                                                            INCOME FUND    2020 FUND    2030 FUND    2040 FUND    2050 FUND
---------------------------------------------------------------------------------------------------------------------------

ASSETS
   Investments in affiliated underlying funds, at value
      (cost of $80,130, $150,996, $211,856, $190,814,
      and $71,258, respectively)                                $88,488     $174,956     $250,085     $228,310      $86,379
   Investments in other securities, at value
      (cost of $2,401, $3,728, $6,334, $5,738,
      and $1,978, respectively)                                   2,401        3,728        6,334        5,738        1,978
   Receivables:
      Capital shares sold                                           591        1,341        1,272        1,435          382
      USAA Investment Management Company (Note 5C)                   41           47           52           52           42
      USAA Transfer Agency Company (Note 5D)                          1            8            4            8            -
      Dividends from affiliated underlying funds                    204          266          182            -            -
      Interest                                                        -            1            1            1            -
                                                                -----------------------------------------------------------
          Total assets                                           91,726      180,347      257,930      235,544       88,781
                                                                -----------------------------------------------------------

LIABILITIES
   Payables:
      Securities purchased                                          818          470        1,492        1,158          245
      Capital shares redeemed                                        18          164          149          120           41
   Other accrued expenses and payables                               41           53           53           53           42
                                                                -----------------------------------------------------------
          Total liabilities                                         877          687        1,694        1,331          328
                                                                -----------------------------------------------------------
             Net assets applicable to capital shares
                outstanding                                     $90,849     $179,660     $256,236     $234,213      $88,453
                                                                ===========================================================
NET ASSETS CONSIST OF:
   Paid-in capital                                              $83,771     $159,958     $222,630     $200,869      $75,314
   Accumulated undistributed net investment income                   17           20           23            -            -
   Accumulated net realized loss on investments                  (1,297)      (4,278)      (4,646)      (4,152)      (1,982)
   Net unrealized appreciation of investments                     8,358       23,960       38,229       37,496       15,121
                                                                -----------------------------------------------------------
              Net assets applicable to capital shares
                 outstanding                                    $90,849     $179,660     $256,236     $234,213      $88,453
                                                                ===========================================================
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                    8,934       17,304       25,382       24,387        9,604
                                                                ===========================================================
   Net asset value, redemption price, and offering price
      per share                                                 $ 10.17     $  10.38     $  10.10     $   9.60      $  9.21
                                                                ===========================================================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

STATEMENTS OF OPERATIONS
(IN THOUSANDS)

Year ended December 31, 2009

--------------------------------------------------------------------------------

                                                                                  USAA TARGET RETIREMENT
                                                            ---------------------------------------------------------------
                                                            INCOME FUND    2020 FUND    2030 FUND    2040 FUND    2050 FUND
---------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
   Income distributions from affiliated underlying funds        $ 2,201      $ 4,435      $ 5,574      $ 3,817      $   813
   Interest                                                           5            8           12           10            4
                                                                -----------------------------------------------------------
          Total income                                            2,206        4,443        5,586        3,827          817
                                                                -----------------------------------------------------------

EXPENSES
   Custody and accounting fees                                       27           29           28           28           24
   Postage                                                            3            6           12           16            8
   Shareholder reporting fees                                         3            4            8           10            5
   Trustees' fees                                                    10           10           10           10           10
   Registration fees                                                 59           72           81           73           61
   Professional fees                                                 47           48           49           49           47
   Other                                                              8            9            9            9            8
                                                                -----------------------------------------------------------
          Total expenses                                            157          178          197          195          163
   Expenses reimbursed                                             (157)        (178)        (197)        (195)        (163)
                                                                -----------------------------------------------------------
          Net expenses                                                -            -            -            -            -
                                                                -----------------------------------------------------------
NET INVESTMENT INCOME                                             2,206        4,443        5,586        3,827          817
                                                                -----------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
   Net realized loss on sales of affiliated underlying funds     (1,019)      (3,118)      (3,203)      (3,945)      (1,823)
   Change in net unrealized appreciation/depreciation of
      affiliated underlying funds                                10,571       27,039       42,827       44,291       18,463
                                                                -----------------------------------------------------------
          Net realized and unrealized gain                        9,552       23,921       39,624       40,346       16,640
                                                                -----------------------------------------------------------
   Increase in net assets resulting from operations             $11,758      $28,364      $45,210      $44,173      $17,457
                                                                ===========================================================

See accompanying notes to financial statements.

================================================================================

22  | USAA TARGET RETIREMENT FUNDS

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Year ended December 31, 2009, and period ended December 31, 2008

--------------------------------------------------------------------------------

                                                                                 USAA TARGET RETIREMENT
                                                          -----------------------------------------------------------------
                                                              INCOME FUND             2020 FUND               2030 FUND
                                                          -----------------------------------------------------------------
                                                             2009     2008*         2009     2008*         2009     2008*
---------------------------------------------------------------------------------------------------------------------------

FROM OPERATIONS
   Net investment income                                  $ 2,206   $   387     $  4,443   $   693     $  5,586   $   863
   Net realized loss on sales of affiliated
       underlying funds                                    (1,019)     (278)      (3,118)     (612)      (3,203)   (1,611)
   Net realized gain on capital gain distributions
       from affiliated underlying funds                         -       110            -       299            -       414
   Change in net unrealized appreciation/depreciation
       of affiliated underlying funds                      10,571    (2,213)      27,039    (3,079)      42,827    (4,598)
                                                          ---------------------------------------------------------------
       Increase (decrease) in net assets resulting
          from operations                                  11,758    (1,994)      28,364    (2,699)      45,210    (4,932)
                                                          ---------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                   (2,192)     (384)      (4,425)     (691)      (5,566)     (860)
   Net realized gains                                        (110)        -         (847)        -         (246)        -
                                                          ---------------------------------------------------------------
       Distributions to shareholders                       (2,302)     (384)      (5,272)     (691)      (5,812)     (860)
                                                          ---------------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                               69,222    28,737      130,636    46,781      184,168    59,539
   Reinvested dividends                                     2,125       311        5,121       623        5,704       796
   Cost of shares redeemed                                (12,692)   (3,933)     (18,914)   (4,300)     (23,530)   (4,051)
                                                          ---------------------------------------------------------------
       Increase in net assets from capital
          share transactions                               58,655    25,115      116,843    43,104      166,342    56,284
                                                          ---------------------------------------------------------------
   Capital contribution from USAA Transfer
       Agency Company (Note 5D)                                 1         -            8         3            4         -
                                                          ---------------------------------------------------------------
   Net increase in net assets                              68,112    22,737      139,943    39,717      205,744    50,492
NET ASSETS
   Beginning of year                                       22,737         -       39,717         -       50,492         -
                                                          ---------------------------------------------------------------
   End of year                                            $90,849   $22,737     $179,660   $39,717     $256,236   $50,492
                                                          ===============================================================
Accumulated undistributed net investment income:
    End of year                                           $    17   $     3     $     20   $     2     $     23   $     3
                                                          ===============================================================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                              7,404     3,103       14,100     5,179       21,068     6,812
   Shares issued for dividends reinvested                     218        37          491        77          563       104
   Shares redeemed                                         (1,381)     (447)      (2,044)     (499)      (2,680)     (485)
                                                          ---------------------------------------------------------------
       Increase in shares outstanding                       6,241     2,693       12,547     4,757       18,951     6,431
                                                          ===============================================================

* Fund commenced operations on July 31, 2008.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  23

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Year ended December 31, 2009, and period ended December 31, 2008

--------------------------------------------------------------------------------

                                                                                               USAA TARGET RETIREMENT
                                                                                      -------------------------------------
                                                                                             2040 FUND          2050 FUND
                                                                                      -------------------------------------
                                                                                          2009    2008*       2009    2008*
---------------------------------------------------------------------------------------------------------------------------

FROM OPERATIONS
   Net investment income                                                              $  3,827  $   685    $   817  $   234
   Net realized loss on sales of affiliated underlying funds                            (3,945)    (182)    (1,823)    (126)
   Net realized gain on capital gain distributions from affiliated underlying funds          -      411          -      190
   Change in net unrealized appreciation/depreciation of affiliated underlying funds    44,291   (6,795)    18,463   (3,342)
                                                                                      -------------------------------------
       Increase (decrease) in net assets resulting from operations                      44,173   (5,881)    17,457   (3,044)
                                                                                      -------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                                (3,828)    (684)      (819)    (232)
   Net realized gains                                                                     (436)       -       (223)       -
                                                                                      -------------------------------------
       Distributions to shareholders                                                    (4,264)    (684)    (1,042)    (232)
                                                                                      -------------------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                           163,652   53,029     61,543   20,380
   Reinvested dividends                                                                  4,182      629        993      185
   Cost of shares redeemed                                                             (17,280)  (3,367)    (6,587)  (1,203)
                                                                                      -------------------------------------
       Increase in net assets from capital share transactions                          150,554   50,291     55,949   19,362
                                                                                      -------------------------------------
   Capital contribution from USAA Transfer Agency Company (Note 5D)                          8       16          -        3
                                                                                      -------------------------------------
   Net increase in net assets                                                          190,471   43,742     72,364   16,089
NET ASSETS
   Beginning of year                                                                    43,742        -     16,089        -
                                                                                      -------------------------------------
   End of year                                                                        $234,213  $43,742    $88,453  $16,089
                                                                                      =====================================
Accumulated undistributed net investment income:
   End of year                                                                        $      -  $     1    $     -  $     2
                                                                                      =====================================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                                          20,102    6,271      8,045    2,413
   Shares issued for dividends reinvested                                                  434       88        107       27
   Shares redeemed                                                                      (2,082)    (426)      (825)    (163)
                                                                                      -------------------------------------
       Increase in shares outstanding                                                   18,454    5,933      7,327    2,277
                                                                                      =====================================

* Fund commenced operations on July 31, 2008.

See accompanying notes to financial statements.

================================================================================

24  | USAA TARGET RETIREMENT FUNDS

================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2009

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this annual report pertains only to the USAA Target
Retirement Income Fund (Target Income), the USAA Target Retirement 2020 Fund
(Target 2020), the USAA Target Retirement 2030 Fund (Target 2030), the USAA
Target Retirement 2040 Fund (Target 2040), and the USAA Target Retirement 2050
Fund (Target 2050) (collectively, the Funds), which are classified as diversified under the 1940 Act. Each Fund's investment objective is to provide capital appreciation and current income consistent with its current investment allocation.

Each Fund is a "fund of funds" in that it invests in a portfolio of underlying
USAA equity and fixed-income mutual funds (underlying USAA funds) managed by
USAA Investment Management Company (the Manager), an affiliate of the Funds, according to an asset allocation strategy designed for investors planning to start withdrawing funds for retirement in or within a few years of each Fund's specific year (target date) included in its name.

A.  SECURITY VALUATION -- The values of the Funds' investments as well as the investments of the underlying USAA funds are determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Investments in the underlying USAA funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day.

    2. The underlying USAA funds have specific valuation procedures. Securities held by an underlying USAA fund for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with a fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.  FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices
    (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.  FEDERAL TAXES -- The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders.
    Therefore, no federal income tax provision is required.

D.  INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income and capital gain distributions from the underlying
    USAA funds are recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E.  EXPENSES PAID INDIRECTLY -- Through arrangements with the Funds' custodian and other banks utilized by the Funds for cash management purposes, realized credits, if any, generated from cash balances in the Funds' bank accounts may be used to directly reduce the Funds' expenses. For the year ended December 31, 2009, the Manager has reimbursed the Funds for all operating expenses incurred, before reductions of expenses paid indirectly;
    therefore, the custodian and bank credits have been reclassified to income on the statements of operations. For the year ended December 31, 2009, these custodian and other bank credits increased each of the Funds'
    investment income by less than $500.

F.  INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the
    Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

G.  USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Funds participate in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, each Fund may borrow from
CAPCO an amount up to 5% of its total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total
(in no event to exceed 0.13% annually of the amount of the committed loan agreement). Prior to September 25, 2009, the maximum annual facility fee was
0.07% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended December 31, 2009, the facility fees paid to CAPCO were
$1,000 for Target 2030 and Target 2040 and were less than $500 for each of the other Funds. The related percent of those fees to the total fees paid to CAPCO by all USAA funds was 0.2% for Target 2020, 0.3% for Target 2030 and Target
2040, and 0.1% for Target Income and Target 2050. The Funds had no borrowings under this agreement during the period ended December 31, 2009.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with

================================================================================

26  | USAA TARGET RETIREMENT FUNDS

================================================================================

U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Funds.

The tax character of distributions paid during the year ended December 31, 2009 and the period ended December 31, 2008, was as follows (in thousands):

                                                    TARGET INCOME   TARGET 2020   TARGET 2030   TARGET 2040   TARGET 2050
-------------------------------------------------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31, 2009*
Ordinary income*                                        $2,192         $5,182        $5,716        $3,850        $851
Long-term realized capital gains                           110             90            97           414         191

PERIOD ENDED DECEMBER 31, 2008**
Ordinary income*                                           384            691           860           684         232

* Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

** Funds commenced operation on July 31, 2008.

As of December 31, 2009, the components of net assets representing distributable earnings on a tax basis were as follows (in thousands):

                                                    TARGET INCOME   TARGET 2020    TARGET 2030   TARGET 2040  TARGET 2050
-------------------------------------------------------------------------------------------------------------------------

Undistributed ordinary income                           $   47        $   221       $   362       $     -       $     -
Undistributed long-term capital gains                        -              4            53             -             -
Accumulated capital and other losses                         -              -             -          (215)          (91)
Unrealized appreciation of investments                  $7,031        $19,481       $33,191       $33,559       $13,231

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales.

Distributions of net investment income are made quarterly by Target Income and annually by each of the other Funds or as otherwise required to avoid the payment of federal taxes. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At
December 31, 2009, the Funds had the following post-October deferred capital losses for federal income tax purposes (in thousands).

                                                    TARGET INCOME   TARGET 2020   TARGET 2030   TARGET 2040   TARGET 2050
-------------------------------------------------------------------------------------------------------------------------

Post-October deferred capital losses                      $-            $-             $-          $(215)        $(91)

The post-October losses will be recognized on the first day of the following fiscal year.

The Funds are required to evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended
December 31, 2009, the Funds did not incur any income tax, interest, or penalties. As of December 31, 2009, the Manager has reviewed all open tax years and concluded that there was no impact to the Funds' net assets or results of operations. Tax years ended December 31, 2008, through December 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended December 31, 2009, were as follows (in thousands):

                                                    TARGET INCOME   TARGET 2020   TARGET 2030   TARGET 2040   TARGET 2050
-------------------------------------------------------------------------------------------------------------------------

Cost of purchases                                      $68,773        $145,265      $193,254      $165,133      $64,858
Proceeds from sales/maturities                          12,057          33,343        32,146        20,015       10,858

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

As of December 31, 2009, the cost of securities, for federal income tax purposes, was as follows (in thousands):

                                                    TARGET INCOME   TARGET 2020   TARGET 2030   TARGET 2040   TARGET 2050
-------------------------------------------------------------------------------------------------------------------------

Cost of securities                                     $83,858        $159,203      $223,228      $200,489      $75,126

As of December 31, 2009, gross unrealized appreciation and depreciation of investments and resulting net appreciation (depreciation), for federal income tax purposes, were as follows (in thousands):

                                                    TARGET INCOME   TARGET 2020   TARGET 2030   TARGET 2040   TARGET 2050
-------------------------------------------------------------------------------------------------------------------------

Unrealized appreciation                                 $7,031        $19,481      $33,191        $33,559        $13,231
Unrealized depreciation                                      -              -            -              -              -
-------------------------------------------------------------------------------------------------------------------------
Net                                                     $7,031        $19,481       $33,191       $33,559        $13,231
-------------------------------------------------------------------------------------------------------------------------

(5) AGREEMENTS WITH MANAGER

    A.  ADVISORY AGREEMENT -- The Manager carries out the Funds' investment policies and manages the Funds' portfolios pursuant to an Advisory
        Agreement. The Manager does not receive any management fees for from the Funds for these services.

    B.  ADMINISTRATION AND SERVICING AGREEMENT -- The Manager provides certain administration and shareholder servicing functions for the Funds. The
        Manager does not receive any fees from the Funds for these services.

        In addition to the services provided under its Administration and
        Servicing Agreement with the Funds, the Manager also provides certain compliance and legal services for the benefit of the Funds. The Trust's
        Board of Trustees has approved the billing of these expenses to the
        Funds. These expenses are included in the professional fees on the
        Funds' statements of operations. For the year ended December 31, 2009, the amounts for each of the Funds are shown below (in thousands):

                                                    TARGET INCOME   TARGET 2020   TARGET 2030   TARGET 2040   TARGET 2050
-------------------------------------------------------------------------------------------------------------------------

Compliance and legal services                            $2             $4            $5            $4            $2

    C.  EXPENSE LIMITATION -- The Manager has voluntarily agreed to waive all fees and to reimburse all operating expenses of the Funds until
        December 31, 2010, excluding extraordinary expenses and before reductions of expenses paid indirectly. The Manager may modify or terminate this voluntary agreement at any time. For the year ended
        December 31, 2009, the Funds incurred reimbursable expenses, a portion of which was receivable from the Manager, as shown below (in thousands):

                                                    TARGET INCOME   TARGET 2020    TARGET 2030   TARGET 2040   TARGET 2050
--------------------------------------------------------------------------------------------------------------------------

Reimbursable expenses                                    $157           $178          $197          $195           $163
Receivable from Manager                                    41             47            52            52             42

    D.  TRANSFER AGENCY AGREEMENT -- USAA Transfer Agency Company, d/b/a USAA
        Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Funds. SAS does not receive any fees from the Funds for these services. For the year ended December 31,
        2009, the Funds recorded a capital contribution and a receivable from
        SAS for adjustments related to corrections to shareholder transactions, as shown below (in thousands):

                                                    TARGET INCOME   TARGET 2020   TARGET 2030   TARGET 2040   TARGET 2050
-------------------------------------------------------------------------------------------------------------------------

Receivable from SAS                                      $1             $8            $4            $8            $-

    E.  UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Funds' shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

================================================================================

28  | USAA TARGET RETIREMENT FUNDS

================================================================================

(6) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At December 31,
2009, USAA and its affiliated companies owned the following number of shares and percent of total outstanding shares of each of the Funds:

                                                    TARGET INCOME   TARGET 2020    TARGET 2030   TARGET 2040   TARGET 2050
--------------------------------------------------------------------------------------------------------------------------

Number of shares (000)                                   450           450            450           450            450
% of outstanding shares                                  5.0%          2.6%           1.8%          1.9%           4.7%

Certain trustees and officers of the Funds are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Funds officers received any compensation from the Funds.

(7) TRANSACTIONS WITH AFFILIATED FUNDS

    A.  SHARE OWNERSHIP -- The Funds do not invest in the underlying USAA funds for the purpose of exercising management or control; however, investments by the Funds may represent a significant portion of the underlying USAA funds' net assets. At December 31, 2009, the Funds owned the following percent of the total outstanding shares of each of the underlying USAA funds:

AFFILIATED USAA FUND                                TARGET INCOME   TARGET 2020   TARGET 2030   TARGET 2040   TARGET 2050
-------------------------------------------------------------------------------------------------------------------------

Aggressive Growth                                        0.2%          0.5%           1.0%          1.1%          0.6%
Emerging Markets                                         0.5%          1.2%           2.5%          3.0%          1.4%
Growth                                                   0.4%          1.1%           2.5%          3.6%          1.9%
High-Yield Opportunities                                   -           1.6%           2.2%          2.0%            -
Income                                                   0.8%          1.3%           1.8%          1.0%            -
Income Stock                                             0.2%          0.5%           1.0%          1.5%          0.8%
Intermediate-Term Bond                                   2.0%          2.4%           2.7%            -             -
International                                            0.4%          1.1%           2.3%          2.8%          1.3%
Precious Metals and Minerals                             0.1%          0.2%           0.3%          0.4%          0.2%
S&P 500 Index                                            0.1%          0.3%           0.7%          0.6%          0.2%
Short-Term Bond                                          1.5%          2.2%             -             -             -
Small Cap Stock                                          0.5%          1.3%           2.9%          3.6%          1.7%
Value                                                    0.5%          1.3%           3.1%          3.9%          2.0%

    B.  TRANSACTIONS WITH AFFILIATED FUNDS -- The following tables provide details related to each Fund's investment in the underlying USAA funds for the year ended December 31, 2009 (in thousands):

Target Income:

                                                                                           REALIZED         MARKET VALUE
AFFILIATED USAA FUND               PURCHASE COST(a)  SALES PROCEEDS  DIVIDEND INCOME  GAIN (LOSS)(b)  12/31/2008  12/31/2009
----------------------------------------------------------------------------------------------------------------------------

Aggressive Growth                      $ 1,969           $1,645            $ 16           $(115)        $1,107      $ 1,935
Emerging Markets                         2,133              862              29            (133)           875        2,985
Growth                                   2,225              209               6             (86)           744        3,206
Income                                  17,058               52             494              (3)         2,436       20,195
Income Stock                             2,057              903              39            (174)         1,162        2,681
Intermediate-Term Bond                  17,358            1,410             930             (34)         5,467       24,190
International                            4,152            1,320              78            (216)         1,847        5,814
Precious Metals and Minerals               831              634              15              22            372          855
S&P 500 Index                            2,369            2,851              43               -          1,622        1,692
Short-Term Bond                         14,478               90             517              (3)         4,429       19,585
Small Cap Stock                          2,425            1,568               -            (196)         1,364        2,899
Value                                    1,718              513              34             (81)           795        2,451

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

Target 2020:

                                                                                          REALIZED         MARKET VALUE
AFFILIATED USAA FUND              PURCHASE COST(a)  SALES PROCEEDS  DIVIDEND INCOME  GAIN (LOSS)(b)  12/31/2008   12/31/2009
----------------------------------------------------------------------------------------------------------------------------

Aggressive Growth                    $ 5,116            $4,418           $   41          $(195)        $2,752       $ 4,766
Emerging Markets                       5,707             2,274               76           (306)         2,181         7,860
Growth                                 5,866               954               15           (279)         1,903         7,917
High-Yield Opportunities              16,151             5,260            1,094           (430)         3,575        18,165
Income                                28,053                 2              919              -          2,966        32,735
Income Stock                           5,393             2,504              102           (453)         2,926         6,747
Intermediate-Term Bond                22,690               305            1,012             (7)         3,607        29,090
International                         11,501             3,816              211           (605)         4,666        15,524
Precious Metals and Minerals           2,524             1,832               51            152          1,248         2,945
S&P 500 Index                          7,323             6,216              138           (254)         4,223         7,021
Short-Term Bond                       24,074                 3              693              -          3,645        28,720
Small Cap Stock                        6,663             4,367                -           (469)         3,434         7,553
Value                                  4,204             1,392               83           (272)         1,987         5,913

Target 2030:

                                                                                          REALIZED        MARKET VALUE
AFFILIATED USAA FUND              PURCHASE COST(a)  SALES PROCEEDS  DIVIDEND INCOME  GAIN (LOSS)(b)  12/31/2008   12/31/2009
----------------------------------------------------------------------------------------------------------------------------

Aggressive Growth                    $ 9,136            $5,254           $   84          $(193)        $3,778       $ 9,980
Emerging Markets                      11,560             2,102              160           (564)         3,057        16,784
Growth                                13,791               315               36            (99)         2,486        18,154
High-Yield Opportunities              20,770             4,441            1,527           (197)         4,484        25,890
Income                                36,061               131            1,439             (4)         6,994        45,759
Income Stock                          10,696             2,417              182           (696)         3,921        14,062
Intermediate-Term Bond                25,947               120            1,109            (10)         3,622        32,845
International                         22,406             1,943              445           (542)         6,304        33,100
Precious Metals and Minerals           4,030             2,360               85            128          1,711         4,946
S&P 500 Index                         16,115             7,765              312            (96)         5,779        18,125
Small Cap Stock                       12,694             4,490                -           (668)         4,607        16,411
Value                                 10,049               808              195           (262)         2,609        14,029

Target 2040:

                                                                                          REALIZED         MARKET VALUE
AFFILIATED USAA FUND              PURCHASE COST(a)  SALES PROCEEDS  DIVIDEND INCOME  GAIN (LOSS)(b)  12/31/2008   12/31/2009
----------------------------------------------------------------------------------------------------------------------------

Aggressive Growth                    $ 7,810            $    -           $   92         $     -        $1,547       $10,916
Emerging Markets                      13,651             1,742              192            (613)        3,103        20,022
Growth                                19,534             3,823               52          (1,064)        6,237        26,711
High-Yield Opportunities              17,898             2,100            1,325            (122)        3,460        23,611
Income                                20,329                 -              756               -         3,588        25,332
Income Stock                          14,650             2,474              263            (811)        4,838        19,915
International                         27,354             1,360              546            (277)        6,616        40,508
Precious Metals and Minerals           4,268             1,747              102             (27)        1,707         5,910
S&P 500 Index                         12,620             1,633              244            (323)        3,573        17,607
Small Cap Stock                       15,381             4,603                -            (593)        4,869        20,158
Value                                 11,638               533              245            (115)        3,309        17,620

================================================================================

30  | USAA TARGET RETIREMENT FUNDS

================================================================================

Target 2050:

                                                                                         REALIZED         MARKET VALUE
AFFILIATED USAA FUND              PURCHASE COST(a)  SALES PROCEEDS  DIVIDEND INCOME  GAIN (LOSS)(b)  12/31/2008   12/31/2009
----------------------------------------------------------------------------------------------------------------------------

Aggressive Growth                     $ 4,558           $    1            $ 47           $  (1)        $  389       $ 5,513
Emerging Markets                        6,588              819              92            (335)         1,368         9,521
Growth                                 11,848            4,159              28            (593)         3,486        14,091
Income Stock                            8,277            1,951             150            (355)         2,418        10,454
International                          12,885              704             256            (153)         2,909        18,832
Precious Metals and Minerals            2,009              808              48             (26)           764         2,765
S&P 500 Index                           5,526                1              65              (1)           616         6,797
Small Cap Stock                         7,188            2,160               -            (307)         2,138         9,306
Value                                   5,979              255             127             (52)         1,651         9,100

(a) Includes reinvestment of distributions from dividend income and realized gains.

(b) Includes capital gain distributions received, if any.

(8) SUBSEQUENT EVENTS

Events or transactions that occur after the balance sheet date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes. The Manager has evaluated subsequent events through February 17, 2010, the date the financial statements were issued, and has determined there were no events that required recognition or disclosure in the Funds' financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

(9) FINANCIAL HIGHLIGHTS -- TARGET INCOME

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                  YEAR ENDED           PERIOD ENDED
                                                                                 DECEMBER 31,          DECEMBER 31,
                                                                                     2009                 2008*
                                                                                 ----------------------------------

Net asset value at beginning of period                                           $  8.44               $ 10.00
                                                                                 ----------------------------------
Income (loss) from investment operations:
    Net investment income                                                            .34                   .23(a)
    Net realized and unrealized gain (loss)                                         1.74                 (1.63)(a)
                                                                                 ----------------------------------
Total from investment operations                                                    2.08                 (1.40)(a)
                                                                                 ----------------------------------
Less distributions from:
    Net investment income                                                           (.34)                 (.16)
    Realized capital gains                                                          (.01)                    -
                                                                                 ----------------------------------
Total distributions                                                                 (.35)                 (.16)
                                                                                 ----------------------------------
Net asset value at end of period                                                 $ 10.17               $  8.44
                                                                                 ==================================
Total return (%)**                                                                 25.04                (14.01)
Net assets at end of period (000)                                                $90,849               $22,737
Ratios to average net assets:***(b)
    Expenses(c)                                                                        -                     -
    Expenses, excluding reimbursements (%)(c)                                        .32                  1.06(d)
    Net investment income (%)                                                       4.44                  6.31(d)
Portfolio turnover (%)                                                                25                    20

  * Fund commenced operations on July 31, 2008.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
*** For the year ended December 31, 2009, average net assets were
    $49,662,000.
(a) Calculated using average shares.
(b) Calculated excluding the Funds' pro-rata share of expenses of the underlying USAA funds.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

32  | USAA TARGET RETIREMENT FUNDS

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- TARGET 2020

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                  YEAR ENDED           PERIOD ENDED
                                                                                 DECEMBER 31,          DECEMBER 31,
                                                                                     2009                 2008*
                                                                                 ----------------------------------

Net asset value at beginning of period                                           $   8.35              $ 10.00
                                                                                 ----------------------------------
Income (loss) from investment operations:
    Net investment income                                                             .27                  .26(a)
    Net realized and unrealized gain (loss)                                          2.08                (1.76)(a)
                                                                                 ----------------------------------
Total from investment operations                                                     2.35                (1.50)(a)
                                                                                 ----------------------------------
Less distributions from:
    Net investment income                                                            (.27)                (.15)
    Realized capital gains                                                           (.05)                   -
                                                                                 ----------------------------------
Total distributions                                                                  (.32)                (.15)
                                                                                 ----------------------------------
Net asset value at end of period                                                 $  10.38              $  8.35
                                                                                 ==================================

Total return (%)**                                                                  28.12               (14.95)
Net assets at end of period (000)                                                $179,660              $39,717
Ratios to average net assets:***(b)
    Expenses(c)                                                                         -                    -
    Expenses, excluding reimbursements (%)(c)                                         .18                  .73(d)
    Net investment income (%)                                                        4.40                 7.35(d)
Portfolio turnover (%)                                                                 34                   31

  * Fund commenced operations on July 31, 2008.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
*** For the year ended December 31, 2009, average net assets were
    $100,957,000.
(a) Calculated using average shares.
(b) Calculated excluding the Funds' pro-rata share of expenses of the underlying USAA funds.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- TARGET 2030

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                  YEAR ENDED           PERIOD ENDED
                                                                                 DECEMBER 31,          DECEMBER 31,
                                                                                     2009                 2008*
                                                                                 ----------------------------------

Net asset value at beginning of period                                           $   7.85              $ 10.00
                                                                                 ----------------------------------
Income (loss) from investment operations:
    Net investment income                                                             .23                  .25(a)
    Net realized and unrealized gain (loss)                                          2.26                (2.26)(a)
                                                                                 ----------------------------------
Total from investment operations                                                     2.49                (2.01)(a)
                                                                                 ----------------------------------
Less distributions from:
    Net investment income                                                            (.23)                (.14)
    Realized capital gains                                                           (.01)                   -
                                                                                 ----------------------------------
Total distributions                                                                  (.24)                (.14)
                                                                                 ----------------------------------
Net asset value at end of period                                                 $  10.10              $  7.85
                                                                                 ==================================

Total return (%)**                                                                  31.68               (20.06)
Net assets at end of period (000)                                                $256,236              $50,492
Ratios to average net assets:***(b)
    Expenses(c)                                                                         -                    -
    Expenses, excluding reimbursements (%)(c)                                         .14                  .61(d)
    Net investment income (%)                                                        3.96                 7.27(d)
Portfolio turnover (%)                                                                 23                   18

  * Fund commenced operations on July 31, 2008.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
*** For the year ended December 31, 2009, average net assets were
    $141,037,000.
(a) Calculated using average shares.
(b) Calculated excluding the Funds' pro-rata share of expenses of the underlying USAA funds.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

34  | USAA TARGET RETIREMENT FUNDS

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- TARGET 2040

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                  YEAR ENDED           PERIOD ENDED
                                                                                 DECEMBER 31,          DECEMBER 31,
                                                                                     2009                 2008*
                                                                                 ----------------------------------

Net asset value at beginning of period                                           $   7.37              $ 10.00
                                                                                 ----------------------------------
Income (loss) from investment operations:
    Net investment income                                                             .16                  .21(a)
    Net realized and unrealized gain (loss)                                          2.25                (2.72)(a)
                                                                                 ----------------------------------
Total from investment operations                                                     2.41                (2.51)(a)
                                                                                 ----------------------------------
Less distributions from:
    Net investment income                                                            (.16)                (.12)
    Realized capital gains                                                           (.02)                   -
                                                                                 ----------------------------------
Total distributions                                                                  (.18)                (.12)
                                                                                 ----------------------------------
Net asset value at end of period                                                 $   9.60              $  7.37
                                                                                 ==================================
Total return (%)**                                                                  32.71               (25.05)
Net assets at end of period (000)                                                $234,213              $43,742
Ratios to average net assets:***(b)
    Expenses(c)                                                                         -                    -
    Expenses, excluding reimbursements (%)(c)                                         .15                  .70(d)
    Net investment income (%)                                                        2.98                 6.61(d)
Portfolio turnover (%)                                                                 16                    4

  * Fund commenced operations on July 31, 2008.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
*** For the year ended December 31, 2009, average net assets were
    $128,500,000.
(a) Calculated using average shares.
(b) Calculated excluding the Funds' pro-rata share of expenses of the underlying USAA funds.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- TARGET 2050

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                  YEAR ENDED           PERIOD ENDED
                                                                                 DECEMBER 31,          DECEMBER 31,
                                                                                     2009                 2008*
                                                                                 ----------------------------------

Net asset value at beginning of period                                           $  7.07               $ 10.00
                                                                                 ----------------------------------
Income (loss) from investment operations:
    Net investment income                                                            .09                   .17(a)
    Net realized and unrealized gain (loss)                                         2.16                 (2.99)(a)
                                                                                 ----------------------------------
Total from investment operations                                                    2.25                 (2.82)(a)
                                                                                 ----------------------------------
Less distributions from:
    Net investment income                                                           (.09)                 (.11)
    Realized capital gains                                                          (.02)                    -
                                                                                 ----------------------------------
Total distributions                                                                 (.11)                 (.11)
                                                                                 ----------------------------------
Net asset value at end of period                                                 $  9.21               $  7.07
                                                                                 ==================================
Total return (%)**                                                                 31.84                (28.20)
Net assets at end of period (000)                                                $88,453               $16,089
Ratios to average net assets:***(b)
    Expenses(c)                                                                        -                     -
    Expenses, excluding reimbursements (%)(c)                                        .33                  1.55(d)
    Net investment income (%)                                                       1.66                  5.40(d)
Portfolio turnover (%)                                                                23                     2

  * Fund commenced operations on July 31, 2008.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
*** For the year ended December 31, 2009, average net assets were
    $49,370,000.
(a) Calculated using average shares.
(b) Calculated excluding the Funds' pro-rata share of expenses of the underlying USAA funds.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

36  | USAA TARGET RETIREMENT FUNDS

================================================================================

EXPENSE EXAMPLE

December 31, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Funds, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Manager has voluntarily agreed to reimburse each Fund for all of the Fund's operating expenses until December 31,
2010; therefore, each Fund's net ongoing costs are zero for the current period.
Each Fund also indirectly bears its pro-rata share of the expenses of the underlying USAA funds in which it invests (acquired funds). These acquired fund fees and expenses are not included in the Funds' annualized expense ratios used to calculate the expense estimates in the table on the next page.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2009, through
December 31, 2009.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading
"Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The actual expenses of each Fund, net of reimbursements, are zero.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the
Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these direct costs were included, your costs would have been higher. Acquired fund fees and expenses are

================================================================================

                                                           EXPENSE EXAMPLE |  37

================================================================================

not included in the Funds' annualized expense ratio used to calculate the expenses paid in the table below. As reported in the Funds' prospectus dated May
1, 2009, the Funds had acquired fund fees and expenses ratios of: 0.51% for
Target Income, 0.57% for Target 2020, 0.62% for Target 2030, 0.70% for Target
2040, and 0.79% for Target 2050.

                                                                                                  ACTUAL EXPENSES
                                                BEGINNING                  ENDING               PAID DURING PERIOD**
                                              ACCOUNT VALUE            ACCOUNT VALUE               JULY 1, 2009 -
                                               JULY 1, 2009          DECEMBER 31, 2009           DECEMBER 31, 2009
                                              ----------------------------------------------------------------------

Target Income
Actual                                          $1,000.00                $1,144.20                      $0.00
Hypothetical*                                    1,000.00                 1,025.21                       0.00

Target 2020
Actual                                           1,000.00                 1,170.50                       0.00
Hypothetical*                                    1,000.00                 1,025.21                       0.00

Target 2030
Actual                                           1,000.00                 1,202.00                       0.00
Hypothetical*                                    1,000.00                 1,025.21                       0.00

Target 2040
Actual                                           1,000.00                 1,225.60                       0.00
Hypothetical*                                    1,000.00                 1,025.21                       0.00

Target 2050
Actual                                           1,000.00                 1,242.80                       0.00
Hypothetical*                                    1,000.00                 1,025.21                       0.00

 * 5% return per year before expenses

** Actual expenses equal each Fund's annualized expense ratio of 0.00%, which is net of any reimbursements and excludes expenses of the acquired funds, multiplied by 184 days/365 days (to reflect the one-half year period). Each
   Fund's ending account value in the actual expenses section of the table is based on its actual total return for the current period of July 1, 2009, through December 31, 2009. These total returns equaled 14.42%, 17.05%,
   20.20%, 22.56%, and 24.28% for the Target Income, Target 2020, Target 2030,
   Target 2040, and Target 2050 Funds, respectively.

================================================================================

38  | USAA TARGET RETIREMENT FUNDS

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds.
The Board of Trustees is responsible for the general oversight of the funds'
business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the
Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 46 individual funds as of December 31, 2009. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road,
San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800)
531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2, 4)
Trustee
Born: December 1960
Year of Election or Appointment: 2001

Chair of the Board of Directors, IMCO (11/04-present); President, IMCO
(2/01-10/09); Chief Investment Officer, IMCO (2/07-2/08); Chief Executive
Officer, IMCO (2/01-2/07); Chair of the Board of Directors, USAA Financial
Advisors, Inc. (FAI) (1/07-present); President, FAI (12/07-10/09); President,
Financial Advice and Solutions Group (FASG) USAA (9/09-present); President,
Financial Services Group, USAA (1/07-9/09). Mr. Claus serves as Chair of the
Board of Directors of USAA Investment Corporation, USAA Shareholder Account
Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS),
and FAI. He also is Vice Chair for USAA Life Insurance Company (USAA Life).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  39

================================================================================

ROBERT L. MASON, Ph.D.(3, 4, 5, 6)
Trustee
Born: June 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, Ph.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2007

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones
Graduate School of Management at Rice University (7/02-present); Associate
Professor of Finance at Jesse H. Jones Graduate School of Management at Rice
University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

  (1) Indicates the Trustee is an employee of IMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of
      1940.
  (2) Member of Executive Committee
  (3) Member of Audit Committee
  (4) Member of Pricing and Investment Committee
  (5) Member of Corporate Governance Committee
  (6) The address for all non-interested trustees is that of the USAA Funds,
      P.O. Box 659430, San Antonio, TX 78265-9430.
  (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the
      Funds' Board in November 2008.
  (+) Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

40  | USAA TARGET RETIREMENT FUNDS

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

DANIEL S. McNAMARA
Vice President
Born: June 1966
Year of Appointment: 2009

President and Director, IMCO, FAI, FPS, and SAS (10/09-present); President, Banc of America Investment Advisors (9/07-9/09); Managing Director, Planning and
Financial Products Group, Bank of America (9/01-9/09).

CLIFFORD A. GLADSON
Vice President
Born: November 1950
Year of Appointment: 2002

Senior Vice President, Fixed Income Investments, IMCO (9/02-present). Mr.
Gladson also serves as a Director for SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, IMCO (2/09-present); Managing Director, AIG
Investments (12/00-1/09).

MARK S. HOWARD
Secretary
Born: October 1963
Year of Appointment: 2002

Senior Vice President and Deputy General Counsel, Business & Regulatory
Services, USAA (10/08-present); Senior Vice President, USAA Life/IMCO/FPS
General Counsel, USAA (10/03-10/08). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, FAI, and FPS,
and is an Assistant Secretary of USAA, IMCO, and SAS.

ROBERTO GALINDO, Jr.
Treasurer
Born: November 1960
Year of Appointment: 2000

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA
(12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

CHRISTOPHER P. LAIA
Assistant Secretary
Born: January 1960
Year of Appointment: 2008

Vice President, FASG General Counsel, USAA (10/08-present); Vice President,
Securities Counsel, USAA (6/07-10/08); General Counsel, Secretary, and Partner,
Brown Advisory (6/02-6/07). Mr. Laia also holds the Officer positions of Vice
President and Secretary, IMCO and SAS, and Vice President and Assistant
Secretary, FAI and FPS.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  41

================================================================================

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, FASG, FAI, and SAS
(2/09-present); Senior Financial Officer, USAA Life (2/07-present); consultant,
Robert Half/Accounttemps (8/06-1/07); Chief Financial Officer, California State
Automobile Association (8/04-12/05).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present).

  (1) Indicates those Officers who are employees of IMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

42  | USAA TARGET RETIREMENT FUNDS

================================================================================

TRUSTEES                                 Christopher W. Claus
                                         Barbara B. Dreeben
                                         Robert L. Mason, Ph.D.
                                         Barbara B. Ostdiek, Ph.D.
                                         Michael F. Reimherr
                                         Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR, INVESTMENT ADVISER,       USAA Investment Management Company
UNDERWRITER, AND DISTRIBUTOR             P.O. Box 659453
                                         San Antonio, Texas 78265-9825

--------------------------------------------------------------------------------
TRANSFER AGENT                           USAA Shareholder Account Services
                                         9800 Fredericksburg Road
                                         San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND ACCOUNTING AGENT           State Street Bank and Trust Company
                                         P.O. Box 1713
                                         Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT REGISTERED                   Ernst & Young LLP
PUBLIC ACCOUNTING FIRM                   100 West Houston St., Suite 1800
                                         San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND SELF-SERVICE 24/7            Under "Products & Services"
AT USAA.COM                              click "Investments," then
                                         "Mutual Funds"

OR CALL                                  Under "My Accounts" go to
(800) 531-USAA (8722)                    "Investments." View account balances,
                                         or click "I want to...," and select
                                         the desired action.
--------------------------------------------------------------------------------

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution. For more specific information, please consult your tax adviser.

Copies of the Manager's proxy voting policies and procedures, approved by the
Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the
SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

        USAA
        9800 Fredericksburg Road                              --------------
        San Antonio, TX 78288                                    PRSRT STD
                                                               U.S. Postage
                                                                   PAID
                                                                   USAA
                                                              --------------

>>  SAVE PAPER AND FUND COSTS
    At usaa.com click: MY DOCUMENTS
    Set preferences to USAA DOCUMENTS ONLINE.

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    ============================================================================
    88214-0210                               (C)2010, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

On September 24, 2009, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics  (Sarbanes  Code)  applicable  solely to its  senior  financial officers,  including its principal  executive  officer  (President),  as defined under  the  Sarbanes-Oxley  Act of  2002  and  implementing  regulations  of the
Securities and Exchange  Commission.  A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No  waivers (explicit  or  implicit)  have been  granted from a provision of the
Sarbanes Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On  November  18,  2008,  the  Board of  Trustees  of USAA  Mutual  Funds  Trust
designated  Dr.  Barbara  B.  Ostdiek,  Ph.D.  as the  Board's  audit  committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice  University  since  2001.  Dr.  Ostdiek also has  served as an  Academic
Director at El Paso  Corporation  Finance  Center since 2002.  Dr. Ostdiek is an independent  trustee who serves as a member of the Audit Committee,  Pricing and
Investment  Committee  and the  Corporate  Governance  Committee of the Board of
Trustees of USAA Mutual Funds Trust.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 46 funds in all. Only 10 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the  Registrant's  independent  auditor,  Ernst & Young  LLP,  for  professional services rendered for the audit of the Registrant's annual financial  statements and services provided in connection with statutory and regulatory filings by the
Registrant for the Funds for fiscal years ended December 31,  2009 and 2008 were
$262,287 and $244,927, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young,  LLP by USAA Shareholder  Account Services (SAS) for professional  services  rendered for audit related services  related to the annual study of internal  controls of the transfer agent for fiscal years ended December 31, 2009 and 2008 were $61,513 and $63,500, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES.  No such fees were  billed by Ernst & Young LLP for the  review of federal,  state and city income and tax returns and excise tax  calculations for fiscal years ended December 31, 2009 and 2008.

(d) ALL OTHER  FEES.  No such fees were  billed by Ernst & Young LLP for  fiscal years ended December 31, 2009 and 2008.

(e)(1) AUDIT COMMITTEE  PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the
Audit Committee. The Audit Committee Charter also permits the Chair of the Audit
Committee  to  pre-approve  any  permissible  non-audit  service  that  must  be commenced  prior to a scheduled  meeting of the Audit  Committee.  All non-audit services were pre-approved by the Audit Committee or its Chair,  consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The  aggregate  non-audit  fees  billed  by Ernst & Young  LLP for  services rendered to the Registrant and the Registrant's  investment  adviser,  IMCO, and the Funds' transfer agent, SAS, for December 31, 2009 and 2008 were $104,896 and
$108,000, respectively.

(h) Ernst & Young LLP provided  non-audit services to IMCO in 2009 and 2008 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly  related to the  operations  of the  Registrant's
Funds. The Board of Trustees will consider Ernst & Young LLP's  independence and will  consider  whether the  provision  of these  non-audit  services to IMCO is compatible with maintaining Ernst & Young LLP's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

Item 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership  on the  Board  as  independent  directors.  Currently,  there  is no procedure for shareholders to recommend candidates to serve on the Board.

ITEM 11.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded,  processed,  summarized  and reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls  subsequent  to the date of their  evaluation.  The only  change to the procedures  was to  document  the  annual  disclosure  controls  and  procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.

ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:

                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual  Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with  Section  406 of the  Sarbanes-Oxley  Act of
2002 (the Act) and  implementing  regulations  of the  Securities  and  Exchange
Commission (SEC). The Code applies to the Trust's Principal  Executive  Officer,
Principal  Financial  Officer and Principal  Accounting  Officer (each a Covered
Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              -   honest and ethical conduct,  including the ethical handling of actual or apparent  conflicts of interest  between the Covered
                  Officers' personal and professional relationships;
              -   full, fair, accurate,  timely and understandable disclosure in reports and  documents  that the Trust files with,  or submits to,  the SEC and in other  public  communications  made by the
                  Trust;
              -   compliance with applicable laws and governmental rules and regulations;
              -   prompt  internal  reporting of  violations  of the Code to the
                  Chief Legal  Officer of the Trust,  the President of the Trust
                  (if the violation  concerns the  Treasurer),  the CEO of USAA, and if deemed  material to the Funds'  financial  condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each  Covered  Officer  should  adhere to a high  standard  of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences,  or reasonably appears to influence,  the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example,  a  conflict  of  interest  could  arise if a  Covered  Officer,  or an immediate family member,  receives  personal  benefits as a result of his or her position with the Funds.

         Certain  conflicts  of  interest  arise  out of  relationships  between
Covered  Officers and the Funds and are already  subject to conflict of interest provisions  in the  Investment  Company  Act of  1940  (the  1940  Act)  and the
Investment  Advisers  Act of 1940  (the  Advisers  Act).  For  example,  Covered
Officers  may not  individually  engage in certain  transactions  with the Funds because of their status as  "affiliated  persons" of the Funds.  The USAA Funds'
and  USAA  Investment   Management  Company's  (IMCO)  compliance  programs  and
procedures are designed to prevent, or identify and correct, violations of these provisions.  This Code does not, and is not intended to, repeat or replace these programs and  procedures,  and such  conflicts fall outside of the parameters of this Code.

         Although  typically not presenting an opportunity for improper personal benefit,  conflicts  could  arise  from,  or as a  result  of,  the  contractual relationships  between the Funds and IMCO of which the Covered Officers are also officers  or  employees.  As a result,  this Code  recognizes  that the  Covered
Officers  will, in the normal course of their duties  (whether  formally for the
Funds or for IMCO,  or for both),  be  involved  in  establishing  policies  and implementing  decisions that will have different  effects on IMCO and the Funds.
The  participation  of Covered  Officers in such  activities  is inherent in the contractual  relationship  between the Funds and IMCO and is consistent with the performance  by the Covered  Officers of their  duties as officers of the Funds.
Thus,  if performed in  compliance  with the  provisions of the 1940 Act and the
Advisers Act, such activities will be deemed to have been handled ethically.

         B.  GENERAL  RULE.  Covered  Officers  Should Avoid Actual and Apparent
             Conflicts of Interest.

         Conflicts of interest,  other than the  conflicts  described in the two preceding  paragraphs,  are covered by the Code.  The  following  list  provides examples of conflicts of interest  under the Code, but Covered  Officers  should keep in mind that these examples are not exhaustive.  The overarching  principle is that  the  personal  interest  of a  Covered  Officer  should  not be  placed improperly before the interest of the Funds and their shareholders.

         Each Covered  Officer must not engage in conduct  that  constitutes  an actual conflict of interest between the Covered Officer's  personal interest and the interests of the Funds and their shareholders.  Examples of actual conflicts of interest are listed below but are not  exclusive.  Each Covered  Officer must not:

         -    use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby  the  Covered  Officer  would  benefit  personally  to the detriment of the Funds and their shareholders;
         -    cause the Funds to take action,  or fail to take  action,  for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         -    accept gifts, gratuities,  entertainment or any other benefit from any  person  or entity  that does  business  or is  seeking  to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         -    accept gifts, gratuities,  entertainment or any other benefit with a market value over $100 per person,  per year,  from or on behalf of any person or entity that does,  or seeks to do,  business with or on behalf of the Funds.
              -       EXCEPTION.  Business-related  entertainment such as meals, and tickets to sporting or  theatrical  events,  which are
                      infrequent   and  not  lavish  are   excepted   from  this
                      prohibition.  Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value,  incidental to the business, and not so
                      frequent  as  to  raise  any   question   of   impropriety
                      (Customary Business Entertainment).

         Certain  situations  that could present the appearance of a conflict of interest  should  be  discussed  with,  and  approved  by,  or  reported  to, an appropriate person. Examples of these include:

         -    service as a director  on the board or an officer of any public or private company,  other than a USAA company or the Trust,  must be approved  by  the  USAA  Funds'  and  Investment  Code  of  Ethics
              Committee and reported to the Trust.
         -    the receipt of any non-nominal (I.E.,  valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes  of this  Code,  the  individual  holding  the  title  of
              Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         -    the receipt of any business-related  entertainment from any person or entity  with  which  the  Funds  have  current  or  prospective business  dealings  must be approved in advance by the Chief Legal
              Officer unless such entertainment  qualifies as Customary Business
              Entertainment.
         -    any  ownership  interest  in,  or  any  consulting  or  employment relationship  with, any of the Trust's  service  providers,  other than IMCO or any other USAA  company,  must be approved by the CEO of USAA and reported to the Trust's Board.
         -    any material direct or indirect financial interest in commissions, transaction  charges  or spreads  paid by the Funds for  effecting portfolio  transactions  or for selling or redeeming  shares other than an interest  arising from the Covered  Officer's  employment, such as compensation or equity ownership should be approved by the
              CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            -     Each  Covered  Officer  should  familiarize  himself  with the disclosure  requirements  applicable  to the  Funds,  and  the procedures  and policies  implemented  to promote full,  fair, accurate, timely and understandable disclosure by the Trust.
            -     Each Covered  Officer  should not knowingly  misrepresent,  or cause others to misrepresent, facts about the Funds to others, whether  within or outside the Funds,  including to the Funds'
                  Trustees  and  auditors,  and  to  government  regulators  and self-regulatory organizations.
            -     Each Covered Officer should, to the extent  appropriate within his area of  responsibility,  consult with other  officers and employees  of the Funds  and IMCO  with the goal of  promoting full, fair, accurate,  timely and understandable disclosure in the  reports  and  documents  filed  by  the  Trust  with,  or submitted to, the SEC, and in other public communications made by the Funds.
            -     Each Covered Officer is responsible  for promoting  compliance with the  standards  and  restrictions  imposed by  applicable laws, rules and regulations, and promoting compliance with the
                  USAA Funds' and IMCO's operating policies and procedures.
            -     A Covered  Officer  should not  retaliate  against  any person who reports a potential  violation of this Code in good faith.
            -     A Covered  Officer  should notify the Chief  Legal  Officer promptly if he knows of any  violation  of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A.     INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust
                is responsible for applying this Code to specific  situations in which  questions are presented under it and has the authority to interpret the Code in any particular situation.  The Chief Legal
                Officer should consult, if appropriate,  the USAA Funds' outside counsel or counsel for the Independent  Trustees.  However,  any approvals  or  waivers  sought  by a  Covered  Officer  will  be reported  initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     -  Upon  adoption  of the Code,  affirm  in  writing to the
                        Board that he has received, read and understands the
                        Code.
                     -  Annually  thereafter affirm to the Chief Legal Officer
                        that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     -  report to the Board about any matter or situation
                        submitted by a Covered Officer for interpretation under
                        the Code, and the advice given by the Chief Legal
                        Officer;
                     -  report  annually  to the Board and the  Corporate
                        Governance  Committee  describing any issues that arose
                        under the Code,  or informing the Board and Corporate
                        Governance Committee that no reportable issues occurred
                        during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in  investigating  and enforcing this Code:

         -        INITIAL   COMPLAINT.   All   complaints  or  other   inquiries
                  concerning  potential  violations of the Code must be reported to the Chief Legal  Officer.  The Chief Legal Officer shall be responsible  for  documenting  any complaint.  The Chief Legal
                  Officer also will report  immediately  to the President of the
                  Trust (if the complaint  involves the  Treasurer),  the CEO of
                  USAA and the  Chair of the  Trust's  Audit  Committee  (if the
                  complaint  involves  the  President)  any  material  potential violations  that could  have a  material  effect on the Funds'
                  financial  condition or reputation.  For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         -        INVESTIGATIONS.   The  Chief  Legal   Officer  will  take  all
                  appropriate  action to  investigate  any  potential  violation unless the CEO of USAA  directs  another  person to  undertake such investigation. The Chief Legal Officer may utilize USAA's
                  Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's  outside counsel or the counsel to the Independent
                  Trustees (if any) to  participate in any  investigation  under this Code.
         -        STATUS  REPORTS.  The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the
                  Code that could have a material effect on the Funds' financial condition or reputation,  and quarterly  updates regarding all other alleged violations of the Code.
         -        VIOLATIONS OF THE CODE.  If after investigation, the Chief
                  Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his
                  recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation
                  could materially affect the Funds' financial condition or
                  reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate.  Appropriate
                  action could include: (1) review of, and modifications to, the
                  Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other
                  disciplinary actions including reprimands or fines.
                  -        The  Board  of  Trustees   understands  that  Covered
                           Officers  also are subject to USAA's Code of Business
                           Conduct.  If a violation  of this Code also  violates
                           USAA's Code of Business Conduct,  these procedures do
                           not limit or restrict  USAA's  ability to  discipline
                           such  Covered  Officer  under USAA's Code of Business
                           Conduct.  In that event, the Chairman of the Board of
                           Trustees will report to the Board the action taken by
                           USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code  shall be the sole code of  ethics  adopted  by the Funds for purposes of Section 406 of the Act and the implementing  regulations  adopted by the SEC  applicable to registered  investment  companies.  If other policies and procedures of the Trust,  IMCO, or other service  providers govern or purport to govern the behavior or activities of Covered  Officers,  they are  superseded by this Code to the extent that they  overlap,  conflict  with, or are more lenient than the provisions of this Code. The Investment  Code of Ethics  (designated to address  1940 Act and  Advisers  Act  requirements)  and  IMCO's  more  detailed compliance  policies and procedures  (including its Insider  Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not  part of this  Code.  Also,  USAA's  Code of  Conduct  imposes  separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code,  other than  amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material  investigation  documents and reports  required to be prepared  under the Code for six years from the date of the  resolution of any such  complaint.  All reports and records  prepared or maintained  pursuant to this Code will be considered  confidential  and shall be maintained  and protected  accordingly.  Except as otherwise  required by law or this Code,  such matters shall not be disclosed to anyone other than the Trust's
Board of Trustees and counsel for the  Independent  Trustees (if any), the Trust and its counsel,  IMCO, and other personnel of USAA as determined by the Trust's
Chief Legal Officer or the Chair of the Trust's Board of Trustees.

Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved  and adopted by the Boards of  Directors/Trustees  of USAA Mutual Fund,
Inc., USAA Tax-Exempt  Fund,  Inc., USAA Investment  Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics  Committee:  August 15,
2005.

Approved  and  adopted as amended  by the Boards of  Directors/Trustees  of USAA
Mutual Fund,  Inc., USAA  Tax-Exempt  Fund,  Inc., USAA Investment  Trust & USAA
State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics  Committee:  August 16,
2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.


                                   APPENDIX A
                                COVERED OFFICERS

PRESIDENT
TREASURER


(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit
        99.CERT.

(a)(3). Not Applicable.

(b).    Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit
        99.906CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    02/26/2010
         ------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/26/2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    02/26/2010
         ------------------------------

*Print the name and title of each signing officer under his or her signature.